United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008	Year Ended October 31,
		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$28.48	$27.36	$24.47	$22.93	$21.29	$17.97
Income From Investment Operations:
Net investment income	0.21	0.45	0.42	0.43	0.32	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(2.99)	3.12	3.40	1.53	1.63	3.31

TOTAL FROM INVESTMENT OPERATIONS	(2.78)	3.57	3.82	1.96	1.95	3.59

Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.41)	(0.42)	(0.31)	(0.27)
Distributions from net realized gain on investments and futures contracts	(3.21)	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(3.42)	(2.45)	(0.93)	(0.42)	(0.31)	(0.27)

Net Asset Value, End of Period	$22.28	$28.48	$27.36	$24.47	$22.93	$21.29

Total Return[1]	(9.89)%	14.13%	15.99%	8.58%	9.21%	20.18%

Ratios to Average Net Assets:

Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.78%[2]	1.63%	1.63%	1.76%	1.35%	1.44%

Expense waiver/ reimbursement[3]	0.06%[2]	0.03%	0.17%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$425,393	$651,327	$660,249	$628,948	$705,040	$962,928

Portfolio turnover	22%	49%	42%	30%	19%	24%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008	Year Ended October 31,
		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$28.41	$27.30	$24.42	$22.88	$21.24	$17.93
Income From Investment Operations:
Net investment income	0.16	0.35	0.34	0.35	0.23	0.21
Net realized and unrealized gain (loss) on investments and futures contracts	(2.95)	3.12	3.40	1.54	1.65	3.32

TOTAL FROM INVESTMENT OPERATIONS	(2.79)	3.47	3.74	1.89	1.88	3.53

Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.34)	(0.35)	(0.24)	(0.22)
Distributions from net realized gain on investments and futures contracts	(3.21)	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(3.39)	(2.36)	(0.86)	(0.35)	(0.24)	(0.22)

Net Asset Value, End Of Period	$22.23	$28.41	$27.30	$24.42	$22.88	$21.24

Total Return[1]	(9.97)%[2]	13.78%	15.63%	8.27%	8.89%	19.84%

Ratios to Average Net Assets:

Net expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.46%[3]	1.33%	1.34%	1.45%	1.05%	1.14%

Expense waiver/ reimbursement[4]	0.31%[3]	0.29%	0.29%	0.29%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$394,611	$490,722	$526,622	$526,555	$556,243	$605,437

Portfolio turnover	22%	49%	42%	30%	19%	24%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.04% on the total return (See Notes to Financial Statements, Note 5).

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008	Year Ended October 31,
		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$28.32	$27.23	$24.35	$22.81	$21.18	$17.88
Income From Investment Operations:
Net investment income	0.08	0.15	0.15	0.17	0.07	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(2.96)	3.10	3.41	1.55	1.64	3.31

TOTAL FROM INVESTMENT OPERATIONS	(2.88)	3.25	3.56	1.72	1.71	3.39

Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.16)	(0.18)	(0.08)	(0.09)
Distributions from net realized gain on investments and futures contracts	(3.21)	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(3.30)	(2.16)	(0.68)	(0.18)	(0.08)	(0.09)

Net Asset Value, End of Period	$22.14	$28.32	$27.23	$24.35	$22.81	$21.18

Total Return[1]	(10.35)%	12.91%	14.86%	7.55%	8.07%	19.01%

Ratios to Average Net Assets:

Net expenses	1.41%[2]	1.40%	1.35%	1.32%	1.41%	1.37%

Net investment income	0.70%[2]	0.59%	0.64%	0.80%	0.29%	0.42%

Expense waiver/ reimbursement[3]	0.04%[2]	0.02%	0.02%	0.02%	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,229	$75,531	$78,043	$86,361	$102,614	$104,086

Portfolio turnover	22%	49%	42%	30%	19%	24%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008	Year Ended October 31,				Period Ended 10/31/2003 [1]
		2007	2006	2005	2004

Net Asset Value, Beginning of Period	$28.41	$27.30	$24.43	$22.90	$21.27	$17.81
Income From Investment Operations:
Net investment income	0.06	0.23	0.22	0.24	0.14	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(2.92)	3.13	3.41	1.53	1.65	3.45

TOTAL FROM INVESTMENT OPERATIONS	(2.86)	3.36	3.63	1.77	1.79	3.55

Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.24)	(0.24)	(0.16)	(0.09)
Distributions from net realized gain on investments and futures contracts	(3.21)	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(3.32)	(2.25)	(0.76)	(0.24)	(0.16)	(0.09)

Net Asset Value, End of Period	$22.23	$28.41	$27.30	$24.43	$22.90	$21.27

Total Return[2]	(10.21)%	13.29%	15.14%	7.75%	8.42%[3]	19.99%

Ratios to Average Net Assets:

Net expenses	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.09%[4]

Net investment income	1.07%[4]	0.88%	0.85%	0.96%	0.60%	0.70%[4]

Expense waiver/ reimbursement[5]	0.03%[4]	0.02%	0.02%	0.02%	0.01%	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$30,528	$73,702	$76,756	$39,617	$31,940	$16,228

Portfolio turnover	22%	49%	42%	30%	19%	24%[6]

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$901.10	$1.65

Institutional Service Shares	$1,000	$900.30	$3.07

Class C Shares	$1,000	$896.50	$6.65

Class K Shares	$1,000	$897.90	$5.19

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.12	$1.76

Institutional Service Shares	$1,000	$1,021.63	$3.27

Class C Shares	$1,000	$1,017.85	$7.07

Class K Shares	$1,000	$1,019.39	$5.52

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%

Institutional Service Shares	0.65%

Class C Shares	1.41%

Class K Shares	1.10%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	16.3%

Information Technology	15.6%

Energy	13.3%

Industrials	11.3%

Health Care	10.8%

Consumer Staples	10.1%

Consumer Discretionary	8.4%

Utilities	3.6%

Materials	3.5%

Telecommunication Services	3.4%

Other Securities[2]	1.0%

Derivative Contracts[3,4]	0.0%

Cash Equivalents[5]	2.6%

Other Assets and Liabilities--Net[6]	0.1%

TOTAL7	100.0%

1 Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities includes Exchange Traded Funds.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

7 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is effectively 99.7%.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value

		COMMON STOCKS--96.3%[1]
		Consumer Discretionary--8.4%
5,100		Abercrombie & Fitch Co., Class A	$378,981
30,400	[2]	Amazon.com, Inc.	2,390,352
9,900	[2]	Apollo Group, Inc., Class A	503,910
9,596	[2]	AutoNation, Inc.	153,632
3,130	[2]	AutoZone, Inc.	377,947
15,314	[2]	Bed Bath & Beyond, Inc.	497,705
20,560		Best Buy Co., Inc.	884,491
10,021	[2]	Big Lots, Inc.	270,868
3,541		Black & Decker Corp.	232,396
24,986		Block (H&R), Inc.	546,444
3,600	[2]	Bright Horizons Family Solutions, Inc.	170,676
5,199		Brunswick Corp.	86,719
43,771		CBS Corp. (New), Class B	1,009,797
2,200	[2]	Cablevision Systems Corp., Class A	50,600
28,507		Carnival Corp.	1,145,126
7,186		Centex Corp.	149,613
53,257		Clear Channel Communications, Inc.	1,605,699
20,600	[2]	Coach, Inc.	732,742
181,128		Comcast Corp., Class A	3,722,180
16,000		D. R. Horton, Inc.	247,840
48,130	[2]	DIRECTV Group, Inc.	1,185,923
10,282		Darden Restaurants, Inc.	365,834
3,416		Dillards, Inc., Class A	69,686
5,300		E.W. Scripps Co., Class A	238,023
16,805		Eastman Kodak Co.	300,641
15,000	[2]	Expedia, Inc.	378,900
8,260		Family Dollar Stores, Inc.	176,764
144,709	[2]	Ford Motor Co.	1,195,296
8,949		Fortune Brands, Inc.	605,131
15,000	[2]	GameStop Corp.	825,600
15,680		Gannett Co., Inc.	448,762
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
65,780		Gap (The), Inc.	$1,224,824
33,125		General Motors Corp.	768,500
11,867		Genuine Parts Co.	503,873
4,100	[2]	Getty Images, Inc.	133,865
14,008	[2]	Goodyear Tire & Rubber Co.	375,134
13,920		Harley Davidson, Inc.	532,440
3,500		Harman International Industries, Inc.	143,045
10,414		Hasbro, Inc.	370,322
123,189		Home Depot, Inc.	3,547,843
41,300	[2]	IAC Interactive Corp.	859,453
22,536		International Game Technology	782,901
27,467	[2]	Interpublic Group Cos., Inc.	248,576
39,118		Johnson Controls, Inc.	1,379,301
47,535		Jones Apparel Group, Inc.	752,479
4,492		KB HOME	101,070
36,995	[2]	Kohl’s Corp.	1,807,206
9,751		Leggett and Platt, Inc.	161,867
8,181		Lennar Corp., Class A	150,694
3,900	[2]	Liberty Media Corp.	101,205
18,198		Limited Brands, Inc.	337,027
5,778		Liz Claiborne, Inc.	102,213
99,114		Lowe’s Cos., Inc.	2,496,682
25,342		Macy’s, Inc.	640,899
45,346		Marriott International, Inc., Class A	1,555,368
21,461		Mattel, Inc.	402,394
83,693		McDonald’s Corp.	4,986,429
23,314		McGraw-Hill Cos., Inc.	955,641
2,159		Meredith Corp.	69,973
8,405		New York Times Co., Class A	163,897
19,810		Newell Rubbermaid, Inc.	406,699
145,354		News Corp., Inc.	2,601,837
16,821		News Corp., Inc., Class B	311,188
33,170		Nike, Inc., Class B	2,215,756
12,950		Nordstrom, Inc.	456,617
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
15,953	[2]	Office Depot, Inc.	$202,284
4,506		Officemax, Inc.	82,325
20,452		Omnicom Group, Inc.	976,378
4,900	[2]	Penn National Gaming, Inc.	209,328
12,990		Penney (J.C.) Co., Inc.	552,075
3,450		Polo Ralph Lauren Corp., Class A	214,279
12,484		Pulte Homes, Inc.	162,791
7,685		RadioShack Corp.	106,821
4,337	[2]	Sears Holdings Corp.	427,672
5,923		Sherwin-Williams Co.	327,660
4,203		Snap-On, Inc.	249,280
4,613		Stanley Works	222,531
40,990		Staples, Inc.	889,483
57,668	[2]	Starbucks Corp.	935,952
11,633		Starwood Hotels & Resorts Worldwide, Inc.	607,359
31,442		TJX Cos., Inc.	1,013,061
58,924		Target Corp.	3,130,632
9,486		Tiffany & Co.	413,020
249,577		Time Warner, Inc.	3,706,218
5,130		V.F. Corp.	381,569
46,121	[2]	Viacom, Inc., Class B	1,772,891
131,834		Walt Disney Co.	4,275,377
419		Washington Post Co., Class B	274,696
6,319		Wendy’s International, Inc.	183,251
8,040		Whirlpool Corp.	585,151
10,312		Wyndham Worldwide Corp.	221,502
31,380		Yum! Brands, Inc.	1,276,538

		TOTAL	75,995,620

		Consumer Staples--10.1%
159,844		Altria Group, Inc.	3,196,880
49,224		Anheuser-Busch Cos., Inc.	2,421,821
37,694		Archer-Daniels-Midland Co.	1,660,798
30,636		Avon Products, Inc.	1,195,417
4,960		Brown-Forman Corp., Class B	337,379
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
800		Bunge Ltd.	$91,272
105,916		CVS Caremark Corp.	4,275,829
12,923		Campbell Soup Co.	449,720
8,173		Clorox Corp.	433,169
159,182		Coca-Cola Co.	9,371,044
16,837		Coca-Cola Enterprises, Inc.	378,833
36,640		Colgate-Palmolive Co.	2,590,448
28,504		ConAgra, Inc.	671,554
11,400	[2]	Constellation Brands, Inc., Class A	209,304
29,404		Costco Wholesale Corp.	2,095,035
8,000	[2]	Dean Foods Co.	185,920
6,700		Estee Lauder Cos., Inc., Class A	305,587
22,155		General Mills, Inc.	1,338,162
22,162		H.J. Heinz Co.	1,042,279
4,250		Herbalife Ltd.	186,065
9,822		Hershey Foods Corp.	367,146
16,507		Kellogg Co.	844,663
28,386		Kimberly-Clark Corp.	1,816,420
136,262		Kraft Foods, Inc., Class A	4,309,967
82,621		Kroger Co.	2,251,422
7,500		McCormick & Co., Inc.	283,425
9,904		Molson Coors Brewing Co., Class B	543,135
98,545		PepsiCo, Inc.	6,753,289
2,800	[2]	Performance Food Group Co.	93,688
154,824	[2]	Philip Morris International, Inc.	7,900,669
221,815		Procter & Gamble Co.	14,872,696
10,000		Reynolds American, Inc.	538,500
12,620		SUPERVALU, Inc.	417,722
25,823		Safeway Inc.	816,007
121,387		Sara Lee Corp.	1,761,325
39,272		Sysco Corp.	1,200,545
25,924		The Pepsi Bottling Group, Inc.	873,898
26,900		Tyson Foods, Inc., Class A	478,820
8,777		UST, Inc.	457,018
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
167,380		Wal-Mart Stores, Inc.	$9,704,692
58,096		Walgreen Co.	2,024,646
8,200		Whole Foods Market, Inc.	267,648
15,557		Wrigley (Wm.), Jr. Co.	1,184,821

		TOTAL	92,198,678

		Energy--13.3%
33,320		Anadarko Petroleum Corp.	2,217,779
23,872		Apache Corp.	3,215,081
17,100		BJ Services Co.	483,417
18,081		Baker Hughes, Inc.	1,462,391
13,500		CONSOL Energy, Inc.	1,092,960
16,000	[2]	Cameron International Corp.	787,680
26,700		Chesapeake Energy Corp.	1,380,390
149,761		Chevron Corp.	14,399,520
124,370		ConocoPhillips	10,714,476
30,836		Devon Energy Corp.	3,496,802
8,500		ENSCO International, Inc.	541,705
16,806		EOG Resources, Inc.	2,192,847
40,939		El Paso Corp.	701,694
386,510		Exxon Mobil Corp.	35,972,486
66,296		Halliburton Co.	3,043,649
19,964		Hess Corp.	2,120,177
41,492		Marathon Oil Corp.	1,890,790
24,500		Murphy Oil Corp.	2,213,330
16,380	[2]	Nabors Industries Ltd.	614,905
31,348	[2]	National-Oilwell, Inc.	2,145,771
19,476		Noble Corp.	1,096,109
10,800		Noble Energy, Inc.	939,600
65,030		Occidental Petroleum Corp.	5,411,146
15,900		Peabody Energy Corp.	971,967
1,500	[2]	Plains Exploration & Production Co.	93,420
2,550	[2]	Pride International, Inc.	108,248
8,800		Range Resources Corp.	584,144
6,452		Rowan Cos., Inc.	251,563
		COMMON STOCKS--continued[1]
		Energy--continued
75,712		Schlumberger Ltd.	$7,612,842
11,800		Smith International, Inc.	902,818
40,734		Spectra Energy Corp.	1,006,130
6,920		Sunoco, Inc.	321,157
8,100		Tesoro Petroleum Corp.	203,634
22,802	[2]	Transocean Sedco Forex, Inc.	3,362,383
36,857		Valero Energy Corp.	1,800,464
26,000	[2]	Weatherford International Ltd.	2,097,420
38,761		Williams Cos., Inc.	1,376,016
33,858		XTO Energy, Inc.	2,094,456

		TOTAL	120,921,367

		Financials--16.3%
18,873		AMBAC Assurance Corporation	87,382
21,574		AON Corp.	979,244
23,600		Ace Ltd.	1,422,844
34,282		Aflac, Inc.	2,285,581
42,825		Allstate Corp.	2,156,667
16,900		American Capital Strategies Ltd.	536,575
79,395		American Express Co.	3,812,548
156,332		American International Group, Inc.	7,222,538
14,239		Ameriprise Financial, Inc.	676,210
5,342		Apartment Investment & Management Co., Class A	197,547
6,900		Assurant, Inc.	448,500
4,500		Avalonbay Communities, Inc.	448,875
42,885		BB&T Corp.	1,470,527
317,756		Bank of America Corp.	11,928,560
102,172		Bank of New York Mellon Corp.	4,447,547
6,934		Bear Stearns & Co., Inc.	74,402
7,300		Boston Properties, Inc.	733,577
10,200	[2]	CB Richard Ellis Services, Inc.	235,824
20,180		CIT Group, Inc.	219,760
3,720		CME Group, Inc.	1,701,714
28,613		Capital One Financial Corp.	1,516,489
30,690		Chubb Corp.	1,625,649
		COMMON STOCKS--continued[1]
		Financials--continued
9,695		Cincinnati Financial Corp.	$348,051
325,119		Citigroup, Inc.	8,215,757
8,823		Comerica, Inc.	306,423
9,900		Commerce Group, Inc.	360,756
34,842		Countrywide Financial Corp.	201,387
8,400		Developers Diversified Realty	360,780
34,378		Discover Financial Services	626,023
37,000	[2]	E*Trade Group, Inc.	147,260
15,800		Equity Residential Properties Trust	656,016
46,569		Federal Home Loan Mortgage Corp.	1,160,034
70,216		Federal National Mortgage Association	1,987,113
5,100		Federated Investors, Inc.	170,748
31,207		Fifth Third Bancorp	668,766
2,600		First Charter Corp.	78,988
11,170		First Horizon National Corp.	120,636
12,525		Franklin Resources, Inc.	1,191,754
18,100		General Growth Properties, Inc.	741,376
25,300		Genworth Financial, Inc., Class A	583,418
29,380		Goldman Sachs Group, Inc.	5,622,451
16,500		HCP, Inc.	589,050
22,470		Hartford Financial Services Group, Inc.	1,601,437
30,600		Host Marriott Corp.	526,320
94,300		Hudson City Bancorp, Inc.	1,803,959
34,409		Huntington Bancshares, Inc.	323,101
6,800	[2]	InterContinentalExchange, Inc.	1,055,020
215,768		J.P. Morgan Chase & Co.	10,281,345
19,692		Janus Capital Group, Inc.	552,558
25,979		KeyCorp	626,873
14,901		Kimco Realty Corp.	594,699
8,100		Legg Mason, Inc.	488,268
34,506		Lehman Brothers Holdings, Inc.	1,526,545
9,900		Leucadia National Corp.	507,078
16,760		Lincoln National Corp.	901,018
53,947		Loews Corp.	2,271,708
		COMMON STOCKS--continued[1]
		Financials--continued
5,500		M & T Bank Corp.	$512,765
13,431	[2]	MBIA Insurance Corp.	139,682
4,964		MGIC Investment Corp.	64,681
33,810		Marsh & McLennan Cos., Inc.	932,818
15,840		Marshall & Ilsley Corp.	395,683
56,825		Merrill Lynch & Co., Inc.	2,831,590
67,241		MetLife, Inc.	4,091,615
12,034		Moody’s Corp.	444,777
64,656		Morgan Stanley	3,142,282
15,500		NYSE Euronext	1,024,550
44,767		National City Corp.	282,032
14,569		Northern Trust Corp.	1,079,709
24,527		PNC Financial Services Group	1,700,947
10,000		Plum Creek Timber Co., Inc.	408,400
16,500		Principal Financial Group	885,390
39,700		Progressive Corp., OH	722,143
35,500		Prologis	2,222,655
32,100		Prudential Financial, Inc.	2,430,291
19,900		Public Storage, Inc.	1,804,930
40,672		Regions Financial Corp.	891,530
5,322		SAFECO Corp.	355,190
33,740	[2]	SLM Corp.	625,202
69,186		Schwab (Charles) Corp.	1,494,418
13,049		Simon Property Group, Inc.	1,303,073
21,030	[2]	Sovereign Bancorp, Inc.	157,094
30,023		State Street Corp.	2,165,859
20,491		SunTrust Banks, Inc.	1,142,373
36,708		T. Rowe Price Group, Inc.	2,149,620
45,149		The Travelers Cos., Inc.	2,275,510
5,337		Torchmark Corp.	345,517
127,763		U.S. Bancorp	4,329,888
29,953		UNUMProvident Corp.	695,209
7,900		Vornado Realty Trust	735,411
129,739		Wachovia Corp.	3,781,892
		COMMON STOCKS--continued[1]
		Financials--continued
79,013		Washington Mutual Bank	$971,070
240,350		Wells Fargo & Co.	7,150,413
12,936		XL Capital Ltd., Class A	451,337
9,872		Zions Bancorp	457,567

		TOTAL	148,020,389

		Health Care--10.8%
108,741		Abbott Laboratories	5,736,088
33,004		Aetna, Inc.	1,438,974
20,442		Allergan, Inc.	1,152,316
11,884		AmerisourceBergen Corp.	481,896
63,657	[2]	Amgen, Inc.	2,665,319
9,748		Applera Corp.	311,059
7,204		Bard (C.R.), Inc.	678,401
6,300	[2]	Barr Laboratories, Inc.	316,449
43,524		Baxter International, Inc.	2,712,416
350		Beckman Coulter, Inc.	23,905
16,228		Becton, Dickinson & Co.	1,450,783
22,334	[2]	Biogen Idec, Inc.	1,355,450
90,245	[2]	Boston Scientific Corp.	1,202,966
137,225		Bristol-Myers Squibb Co.	3,014,833
17,310		CIGNA Corp.	739,310
40,708		Cardinal Health, Inc.	2,119,666
31,301	[2]	Celgene Corp.	1,945,044
11,100	[2]	Coventry Health Care, Inc.	496,503
38,648		Covidien Ltd.	1,804,451
71,166		Eli Lilly & Co.	3,425,931
18,200	[2]	Express Scripts, Inc., Class A	1,274,364
22,476	[2]	Forest Laboratories, Inc., Class A	780,142
17,100	[2]	Genzyme Corp.	1,202,985
80,428	[2]	Gilead Sciences, Inc.	4,162,953
9,244	[2]	Hospira, Inc.	380,391
12,131	[2]	Humana, Inc.	579,740
10,773		IMS Health, Inc.	266,632
202,044		Johnson & Johnson	13,555,132
		COMMON STOCKS--continued[1]
		Health Care--continued
78,984	[2]	King Pharmaceuticals, Inc.	$741,660
6,500	[2]	Laboratory Corp. of America Holdings	491,530
600	[2]	LifeCell Corp.	30,468
18,766		McKesson HBOC, Inc.	978,084
37,678	[2]	Medco Health Solutions, Inc.	1,866,568
78,283		Medtronic, Inc.	3,810,816
153,120		Merck & Co., Inc.	5,824,685
12,600	[2]	Millennium Pharmaceuticals, Inc.	313,362
3,177	[2]	Millipore Corp.	222,708
17,810	[2]	Mylan Laboratories, Inc.	234,558
9,500	[2]	Patterson Cos., Inc.	324,900
8,507		PerkinElmer, Inc.	225,946
529,620		Pfizer, Inc.	10,650,658
9,192		Quest Diagnostics, Inc.	461,255
112,632		Schering Plough Corp.	2,073,555
22,108	[2]	St. Jude Medical, Inc.	967,888
15,202		Stryker Corp.	985,546
28,505	[2]	Tenet Healthcare Corp.	182,432
30,053	[2]	Thermo Electron Corp.	1,739,167
90,430		UnitedHealth Group, Inc.	2,950,731
7,400	[2]	Varian Medical Systems, Inc.	346,912
5,800	[2]	Waters Corp.	356,468
7,483	[2]	Watson Pharmaceuticals, Inc.	232,272
40,971	[2]	Wellpoint, Inc.	2,038,307
78,354		Wyeth	3,484,402
15,394	[2]	Zimmer Holdings, Inc.	1,141,619

		TOTAL	97,950,596

		Industrials--11.3%
49,352		3M Co.	3,795,169
94,043	[2]	Allied Waste Industries, Inc.	1,162,371
6,242		Avery Dennison Corp.	300,802
52,595		Boeing Co.	4,463,212
20,038		Burlington Northern Santa Fe Corp.	2,054,897
10,200		C.H. Robinson Worldwide, Inc.	639,336
		COMMON STOCKS--continued[1]
		Industrials--continued
26,764		CSX Corp.	$1,684,794
57,876		Caterpillar, Inc.	4,738,887
1,900	[2]	ChoicePoint, Inc.	91,865
7,637		Cintas Corp.	226,132
10,314		Cooper Industries Ltd., Class A	437,210
14,568		Cummins, Inc.	912,685
16,740		Danaher Corp.	1,306,055
31,732		Deere & Co.	2,667,709
12,523		Donnelley (R.R.) & Sons Co.	383,705
11,202		Dover Corp.	554,163
12,124		Eaton Corp.	1,064,972
56,604		Emerson Electric Co.	2,958,125
7,616		Equifax, Inc.	291,464
12,400		Expeditors International Washington, Inc.	577,716
18,168		FedEx Corp.	1,741,766
5,856		Fluor Corp.	895,207
27,516		General Dynamics Corp.	2,487,997
719,036		General Electric Co.	23,512,477
7,290		Goodrich (B.F.) Co.	496,814
3,947		Grainger (W.W.), Inc.	342,244
53,618		Honeywell International, Inc.	3,184,909
12,992		ITT Corp.	831,488
23,418		Illinois Tool Works, Inc.	1,224,527
16,884		Ingersoll-Rand Co., Class A	749,312
7,700	[2]	Jacobs Engineering Group, Inc.	664,741
3,000		KBR, Inc.	86,520
7,775		L-3 Communications Holdings, Inc.	866,524
24,988		Lockheed Martin Corp.	2,649,728
7,600		Manitowoc, Inc.	287,432
21,336		Masco Corp.	388,529
9,068	[2]	Monster Worldwide, Inc.	220,624
25,053		Norfolk Southern Corp.	1,492,658
22,700		Northrop Grumman Corp.	1,670,039
24,166		PACCAR, Inc.	1,143,535
		COMMON STOCKS--continued[1]
		Industrials--continued
7,189		Pall Corp.	$249,962
9,845		Parker-Hannifin Corp.	786,123
12,403		Pitney Bowes, Inc.	447,872
9,000		Precision Castparts Corp.	1,058,040
45,455		Raytheon Co.	2,907,756
9,294		Robert Half International, Inc.	220,268
8,743		Rockwell Automation, Inc.	474,133
9,543		Rockwell Collins	602,259
3,386		Ryder System, Inc.	231,839
119,946		Southwest Airlines Co.	1,588,085
7,300	[2]	Terex Corp.	508,664
14,560		Textron Inc.	888,306
19,641		Trane, Inc.	913,503
49,932		Tyco International Ltd.	2,336,341
7,700		UAP Holding Corp.	299,607
22,915		Union Pacific Corp.	3,327,029
74,540		United Parcel Service, Inc.	5,397,441
57,422		United Technologies Corp.	4,161,372
32,324		Waste Management, Inc.	1,166,896

		TOTAL	102,813,836

		Information Technology--15.6%
6,800	[2]	Activision, Inc.	183,940
47,010	[2]	Adobe Systems, Inc.	1,753,003
35,334	[2]	Advanced Micro Devices, Inc.	210,591
6,440	[2]	Affiliated Computer Services, Inc., Class A	341,127
24,272	[2]	Agilent Technologies, Inc.	733,257
10,000	[2]	Akamai Technologies, Inc.	357,700
22,739		Altera Corp.	483,886
38,124		Analog Devices, Inc.	1,227,974
66,958	[2]	Apple, Inc.	11,647,344
92,510		Applied Materials, Inc.	1,726,237
16,620	[2]	Autodesk, Inc.	631,560
35,415		Automatic Data Processing, Inc.	1,565,343
13,824	[2]	BMC Software, Inc.	480,522
		COMMON STOCKS--continued[1]
		Information Technology--continued
27,366	[2]	Broadcom Corp.	$710,421
28,068		CA, Inc.	621,426
5,107	[2]	CIENA Corp.	172,668
425,028	[2]	Cisco Systems, Inc.	10,897,718
10,830	[2]	Citrix Systems, Inc.	354,683
16,900	[2]	Cognizant Technology Solutions Corp.	545,025
1	[2]	CommScope, Inc.	48
9,541	[2]	Computer Sciences Corp.	415,892
19,770	[2]	Compuware Corp.	149,066
7,425	[2]	Convergys Corp.	116,721
109,500		Corning, Inc.	2,924,745
182,869	[2]	Dell, Inc.	3,406,849
122,885		EMC Corp. Mass	1,892,429
20,500	[2]	Electronic Arts, Inc.	1,055,135
29,880		Electronic Data Systems Corp.	554,573
12,500		Fidelity National Information Services, Inc.	450,750
11,767	[2]	Fiserv, Inc.	594,822
1	[2]	Flextronics International Ltd.	10
16,692	[2]	Google Inc.	9,586,049
154,247		Hewlett-Packard Co.	7,149,348
107,438		IBM Corp.	12,967,767
456,380		Intel Corp.	10,159,019
20,130	[2]	Intuit, Inc.	542,906
12,592	[2]	JDS Uniphase Corp.	180,192
12,085		Jabil Circuit, Inc.	131,485
37,600	[2]	Juniper Networks, Inc.	1,038,512
10,525		KLA-Tencor Corp.	459,732
149,214	[2]	LSI Logic Corp.	925,127
5,518	[2]	Lexmark International Group, Class A	173,210
12,914		Linear Technology Corp.	451,473
16,200	[2]	MEMC Electronic Materials, Inc.	1,020,114
800		Mastercard, Inc.	222,528
3,909		Maxim Integrated Products, Inc.	82,206
14,600		Microchip Technology, Inc.	536,550
		COMMON STOCKS--continued[1]
		Information Technology--continued
44,398	[2]	Micron Technology, Inc.	$342,753
581,789		Microsoft Corp.	16,592,622
8,281		Molex, Inc.	235,015
131,921		Motorola, Inc.	1,313,933
5,700	[2]	NAVTEQ Corp.	422,997
37,450	[2]	NVIDIA Corp.	769,598
13,214		National Semiconductor Corp.	269,433
21,561	[2]	NetApp, Inc.	521,776
25,123	[2]	Novell, Inc.	157,772
7,521	[2]	Novellus Systems, Inc.	164,409
278,513	[2]	Oracle Corp.	5,806,996
23,357		Paychex, Inc.	849,494
7,932	[2]	Qlogic Corp.	126,595
116,078		Qualcomm, Inc.	5,013,409
1,000	[2]	Salesforce.com Inc.	66,730
41,800	[2]	Sandisk Corp.	1,132,362
52,671	[2]	Sun Microsystems, Inc.	824,828
100,980	[2]	Symantec Corp.	1,738,876
1,400	[2]	Take-Two Interactive Software, Inc.	36,736
24,085	[2]	Tellabs, Inc.	124,279
10,532	[2]	Teradata Corp.	224,226
12,401	[2]	Teradyne, Inc.	164,809
92,491		Texas Instruments, Inc.	2,697,038
18,600		Total System Services, Inc.	442,680
38,707		Tyco Electronics Ltd.	1,448,047
20,422	[2]	Unisys Corp.	84,956
12,400	[2]	Verisign, Inc.	447,020
700	[2]	Visa, Inc., Class A	58,415
43,954		Western Union Co.	1,010,942
53,722		Xerox Corp.	750,496
16,712		Xilinx, Inc.	413,956
100,996	[2]	Yahoo, Inc.	2,768,300
100,500	[2]	eBay, Inc.	3,144,645

		TOTAL	141,997,826

		COMMON STOCKS--continued[1]
		Materials--3.5%
12,532		Air Products & Chemicals, Inc.	$1,233,525
53,848		Alcoa, Inc.	1,872,833
5,845		Allegheny Technologies, Inc.	402,311
3,220		Ashland, Inc.	170,724
5,644		Ball Corp.	303,534
5,776		Bemis Co., Inc.	151,909
67,907		Dow Chemical Co.	2,726,466
67,306		Du Pont (E.I.) de Nemours & Co.	3,291,936
5,896		Eastman Chemical Co.	433,356
10,306		Ecolab, Inc.	473,664
33,736		Freeport-McMoRan Copper & Gold, Inc.	3,837,470
6,658		Hercules, Inc.	125,170
13,900		Huntsman Corp.	312,611
4,742		International Flavors & Fragrances, Inc.	216,283
27,126		International Paper Co.	709,887
13,088		MeadWestvaco Corp.	344,214
38,494		Monsanto Co.	4,389,086
30,363		Newmont Mining Corp.	1,342,348
27,568		Nucor Corp.	2,081,384
13,442		PPG Industries, Inc.	824,936
9,308	[2]	Pactiv Corp.	221,437
510		Potash Corp. of Saskatchewan, Inc.	93,815
21,190		Praxair, Inc.	1,934,859
8,958		Rohm & Haas Co.	478,805
9,450		Sealed Air Corp.	238,991
7,560		Sigma-Aldrich Corp.	431,071
5,300		Titanium Metals Corp.	80,772
14,040		United States Steel Corp.	2,161,458
6,306		Vulcan Materials Co.	433,979
15,617		Weyerhaeuser Co.	997,614

		TOTAL	32,316,448

		Telecommunication Services--3.4%
433,839	[3]	AT&T, Inc.	16,793,908
40,700	[2]	American Tower Systems Corp.	1,767,194
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
7,630		CenturyTel, Inc.	$247,594
19,238		Citizens Communications Co., Class B	206,231
2,600	[2]	Crown Castle International Corp.	101,010
33,820		Embarq Corp.	1,405,897
1		FairPoint Communications, Inc.	6
89,872		Qwest Communications International, Inc.	463,740
7,600	[2]	Rural Cellular Corp.	337,744
166,595	[2]	Sprint Nextel Corp.	1,331,094
20	[2]	U.S. Cellular Corp.	1,103
209,854		Verizon Communications, Inc.	8,075,182
33,018		Windstream Corp.	387,631

		TOTAL	31,118,334

		Utilities--3.6%
92,739	[2]	AES Corp.	1,609,949
9,743		Allegheny Energy, Inc.	524,173
12,257		Ameren Corp.	555,978
23,404		American Electric Power Co., Inc.	1,044,521
12,592		CMS Energy Corp.	183,591
19,214		CenterPoint Energy, Inc.	292,437
15,941		Consolidated Edison Co.	663,146
11,524		Constellation Energy Group, Inc.	975,507
9,567		DTE Energy Co.	385,646
43,714		Dominion Resources, Inc.	1,896,750
135,525		Duke Energy Corp.	2,481,463
28,954	[2]	Dynegy, Inc.	249,583
23,358		Edison International	1,218,587
10,400		Energy East Corp.	237,120
13,782		Entergy Corp.	1,583,001
58,938		Exelon Corp.	5,038,020
27,282		FPL Group, Inc.	1,808,524
21,984		FirstEnergy Corp.	1,662,870
4,527		Integrys Energy Group, Inc.	216,798
1,989		NICOR, Inc.	69,854
55,380		NiSource, Inc.	991,302

Shares or Principal Amount			Value

		COMMON STOCKS--continued[1]
		Utilities--continued
22,536		P G & E Corp.	$901,440
21,874		PPL Corp.	1,050,389
14,770		Pepco Holdings, Inc.	367,921
5,818		Pinnacle West Capital Corp.	197,463
15,907		Progress Energy, Inc.	667,935
36,638		Public Service Enterprises Group, Inc.	1,608,775
8,600		Puget Energy, Inc.	234,006
10,400		Questar Corp.	645,112
16,641		Sempra Energy	943,045
50,986		Southern Co.	1,898,209
12,388		TECO Energy, Inc.	198,332
25,124		Xcel Energy, Inc.	522,579

		TOTAL	32,924,026

		TOTAL COMMON STOCKS (IDENTIFIED COST $348,862,216)	876,257,120

		CORPORATE BOND--0.0%
		Health Care--0.0%
$250,000	[4,5]	Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023 (IDENTIFIED COST $262,477)	277,305

		EXCHANGE TRADED FUND--1.0%
63,257		SPDR Trust Series 1 (IDENTIFIED COST $8,425,898)	8,745,913

		MUTUAL FUND--2.6%
23,739,308	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	23,739,308

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $381,289,899)[8]	909,019,646

		OTHER ASSETS AND LIABILITIES - NET--0.1%[9]	742,288

		TOTAL NET ASSETS--100%	$909,761,934

At April 30, 2008, the Fund had the following outstanding futures contracts:1

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

[2]	S&P 500 Index Long Futures	86	$29,799,000	June 2008	$69,919

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities -- Net.”

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $29,799,000 at April 30, 2008, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 99.7%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, this restricted security amounted to $277,305, which represented less than 0.1% of total net assets.

5 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, this liquid restricted security amounted to $277,305, which represented less than 0.1% of total net assets.

6 Affiliated company.

7 7-Day net yield.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $23,739,308 of investments in an affiliated issuer (Note 5) (identified cost $381,289,899)		$909,019,646
Cash		76,369
Restricted cash		1,043,000
Income receivable		847,747
Receivable for investments sold		2,519,859
Receivable for shares sold		492,570

TOTAL ASSETS		913,999,191

Liabilities:
Payable for investments purchased	$2,134,714
Payable for shares redeemed	1,614,036
Payable for Directors’/Trustees’ fees	1,881
Payable for distribution services fee (Note 5)	65,699
Payable for shareholder services fee (Note 5)	108,771
Payable for daily variation margin	102,423
Accrued expenses	209,733

TOTAL LIABILITIES		4,237,257

Net assets for 40,895,407 shares outstanding		$909,761,934

Net Assets Consist of:
Paid-in capital		$328,591,339
Net unrealized appreciation of investments and futures contracts		527,799,666
Accumulated net realized gain on investments and futures contracts		52,736,986
Undistributed net investment income		633,943

TOTAL NET ASSETS		$909,761,934

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($425,393,470 ÷ 19,091,553 shares outstanding), no par value, unlimited shares authorized		$22.28

Institutional Service Shares:
Net asset value per share ($394,611,240 ÷ 17,755,286 shares outstanding), no par value, unlimited shares authorized		$22.23

Class C Shares:
Net asset value per share ($59,229,224 ÷ 2,675,028 shares outstanding), no par value, unlimited shares authorized		$22.14

Offering price per share		$22.14

Redemption proceeds per share (99.00/100 of $22.14)[1]		$21.92

Class K Shares:
Net asset value per share ($30,528,000 ÷ 1,373,540 shares outstanding), no par value, unlimited shares authorized		$22.23

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $302,673 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $23)			$10,857,544
Interest (including income on securities loaned of $116)			26,376

TOTAL INCOME			10,883,920

Expenses:
Management fee (Note 5)		$1,538,434
Custodian fees		61,629
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		152,211
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		134,539
Transfer and dividend disbursing agent fees and expenses--Class C Shares		30,238
Transfer and dividend disbursing agent fees and expenses--Class K Shares		67,096
Directors’/Trustees’ fees		7,824
Auditing fees		10,541
Legal fees		6,903
Portfolio accounting fees		98,523
Distribution services fee--Institutional Service Shares (Note 5)		623,813
Distribution services fee--Class C Shares (Note 5)		237,935
Distribution services fee--Class K Shares (Note 5)		117,014
Shareholder services fee--Institutional Service Shares (Note 5)		484,527
Shareholder services fee--Class C Shares (Note 5)		76,332
Account administration fee--Institutional Service Shares		31,478
Account administration fee--Class C Shares		1,332
Share registration costs		30,204
Printing and postage		41,676
Insurance premiums		5,021
Miscellaneous		8,403

TOTAL EXPENSES		3,765,673

Waivers and Reimbursements (Note 5):
Waiver/Reimbursement of management fee	$(184,324)
Waiver of distribution services fee--Institutional Service Shares	(516,136)
Reimbursement of shareholder services fee--Institutional Service Shares	(6,557)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(57,444)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(54,912)

TOTAL WAIVERS AND REIMBURSEMENTS		$(819,373)

Net expenses			$2,946,300

Net investment income			7,937,620

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			83,832,558
Net realized loss on futures contracts			(4,096,180)
Net change in unrealized appreciation of investments			(213,587,997)
Net change in unrealized appreciation on futures contracts			(1,917,456)

Net realized and unrealized loss on investments and futures contracts			(135,769,075)

Change in net assets resulting from operations			$(127,831,455)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,937,620	$18,664,296
Net realized gain on investments and futures contracts	79,736,378	152,189,986
Net change in unrealized appreciation/depreciation of investments and futures contracts	(215,505,453)	1,951,389

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(127,831,455)	172,805,671

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,758,402)	(10,838,506)
Institutional Service Shares	(3,297,788)	(6,835,922)
Class C Shares	(253,845)	(461,547)
Class K Shares	(262,981)	(725,527)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(72,691,167)	(48,133,782)
Institutional Service Shares	(54,906,934)	(38,534,752)
Class C Shares	(8,331,504)	(5,704,443)
Class K Shares	(8,332,569)	(5,668,243)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(152,835,190)	(116,902,722)

Share Transactions:
Proceeds from sale of shares	87,444,684	319,255,829
Net asset value of shares issued to shareholders in payment of distributions declared	129,163,291	94,782,616
Cost of shares redeemed	(317,460,431)	(520,329,678)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(100,852,456)	(106,291,233)

Change in net assets	(381,519,101)	(50,388,284)

Net Assets:
Beginning of period	1,291,281,035	1,341,669,319

End of period (including undistributed net investment income of $633,943 and $1,269,339, respectively)	$909,761,934	$1,291,281,035

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2008, the Fund had net realized losses on futures contracts of $4,096,180.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	1,498,748	$34,039,734	5,745,886	$155,519,637
Shares issued to shareholders in payment of distributions declared	2,492,989	56,633,080	1,515,491	39,030,951
Shares redeemed	(7,770,366)	(176,653,393)	(8,519,748)	(231,469,095)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,778,629)	$(85,980,579)	(1,258,371)	$(36,918,507)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	1,795,899	$40,443,134	4,459,045	$120,537,344
Shares issued to shareholders in payment of distributions declared	2,498,217	56,570,773	1,719,290	44,055,302
Shares redeemed	(3,809,073)	(85,864,227)	(8,196,177)	(221,826,097)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	485,043	$11,149,680	(2,017,842)	$(57,233,451)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	256,974	$5,783,955	551,878	$14,801,313
Shares issued to shareholders in payment of distributions declared	328,563	7,405,700	209,367	5,324,508
Shares redeemed	(577,306)	(13,099,019)	(960,840)	(25,734,027)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,231	$90,636	(199,595)	$(5,608,206)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	315,075	$7,177,861	1,054,766	$28,397,535
Shares issued to shareholders in payment of distributions declared	377,932	8,553,738	249,269	6,371,855
Shares redeemed	(1,914,112)	(41,843,792)	(1,520,582)	(41,300,459)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,221,105)	$(26,112,193)	(216,547)	$(6,531,069)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,506,460)	$(100,852,456)	(3,692,355)	$(106,291,233)

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $381,289,899. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $527,729,747. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $536,524,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,794,529.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund’s manager (the “Manager”). The management agreement between the Fund and Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Manager voluntarily waived $178,117 of its fee. In addition, an affiliate of the Manager reimbursed $112,356 of transfer and dividend disbursing agent fees and expenses. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadvisor”), the Subadvisor receives an annual fee from the Manager equal to 0.0150% times 80% of the Fund’s average daily net assets plus 0.150% times 20% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.30%

Class C Shares	0.75%

Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $516,136 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $211,714 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $2,213 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Service Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $6,557 for the six months ended April 30, 2008.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.45% and 1.10%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Manager reimbursed $6,207. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income

Prime Value Obligations Fund, Institutional Shares, 2.90%	23,728,562	213,226,162	213,215,416	23,739,308	$23,739,308	$302,673

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$223,191,928

Sales	$477,039,471

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MAX-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory and subadvisory contracts at meetings held in May 2007. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s profitability, and the Adviser’s and subadviser’s investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated’s and/or the subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s and subadviser’s investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed. With respect to the subadviser, the Board noted that it had reviewed relevant information, and initially approved the current subadvisory contract, at meetings held in August 2006, in contemplation of the impending combination of the asset management businesses of the Fund’s former subadviser with another asset management firm. The combination took place in the latter part of 2006. In connection with the Board’s present review, the subadviser had informed the Board that it was still in the process of implementing post-merger changes to relevant accounting systems, and that this is affecting its cost allocation capabilities. Consequently, the subadviser was unable to furnish profitability information for the Board’s consideration at the May 2007 meetings, but undertook to provide the 2006 profitability information with respect to the Fund for consideration at a Board meeting later in 2007.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

2052905 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$25.79	$23.49	$22.19	$19.84	$18.22	$14.11
Income From Investment Operations:
Net investment income	0.10	0.34	0.30	0.22	0.13	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(1.99)	3.37	2.48	3.09	1.75	4.12

TOTAL FROM INVESTMENT OPERATIONS	(1.89)	3.71	2.78	3.31	1.88	4.22

Less Distributions:
Distributions from net investment income	(0.11)	(0.35)	(0.32)	(0.19)	(0.12)	(0.11)
Distributions from net realized gain on investments and futures contracts	(2.48)	(1.06)	(1.16)	(0.77)	(0.14)	--

TOTAL DISTRIBUTIONS	(2.59)	(1.41)	(1.48)	(0.96)	(0.26)	(0.11)

Net Asset Value, End of Period	$21.31	$25.79	$23.49	$22.19	$19.84	$18.22

Total Return[1]	(7.07)%	16.59%	12.91%	17.09%	10.38%	30.04%

Ratios to Average Net Assets:

Net expenses	0.49%[2]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.95%[2]	1.41%	1.33%	1.06%	0.69%	0.69%

Expense waiver/reimbursement[3]	0.21%[2]	0.19%	0.21%	0.20%	0.27%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,083,464	$1,257,048	$1,202,627	$889,064	$708,296	$564,618

Portfolio turnover	8%	17%	13%	14%	16%	11%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$929.30	$2.35

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.43	$2.46

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Industrials	16.1%

Financials	15.8%

Information Technology	13.3%

Consumer Discretionary	12.4%

Health Care	11.8%

Energy	10.2%

Utilities	7.8%

Materials	7.5%

Consumer Staples	3.2%

Telecommunication Services	0.5%

Securities Lending Collateral[2]	10.5%

Cash Equivalents[3]	1.5%

Derivative Contracts[4]	0.1%

Other Assets and Liabilities--Net[5]	(10.7)%

TOTAL6	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).

4 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is effectively 100.0%.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value

		COMMON STOCKS--98.6%[1]
		Consumer Discretionary--12.4%
48,310	[2]	99 Cents Only Stores	$459,428
94,250		Advance Auto Parts, Inc.	3,268,590
67,200	[2]	Aeropostale, Inc.	2,136,288
208,493		American Eagle Outfitters, Inc.	3,830,016
54,070		American Greetings Corp., Class A	967,853
57,680	[2]	AnnTaylor Stores Corp.	1,459,304
71,388		ArvinMeritor, Inc.	1,066,537
48,750		Barnes & Noble, Inc.	1,573,650
83,250		Belo (A.H.) Corp., Series A	840,825
26,000		Blyth Industries, Inc.	437,840
32,000		Bob Evans Farms, Inc.	898,240
61,302	[2,3]	Borders Group, Inc.	386,203
113,776		BorgWarner, Inc.	5,592,090
52,627	[3]	Boyd Gaming Corp.	986,756
102,066		Brinker International, Inc.	2,315,877
22,568		CBRL Group, Inc.	833,662
64,700		Callaway Golf Co.	888,978
211,126	[2,3]	CarMax, Inc.	4,380,865
90,794	[2,3]	Career Education Corp.	1,829,499
110,800	[2]	Charming Shoppes, Inc.	571,728
66,373	[2]	Cheesecake Factory, Inc.	1,502,021
169,076	[2]	Chicos Fas, Inc.	1,195,367
31,780	[2,3]	Chipotle Mexican Grill, Inc.	3,118,571
58,700	[2]	Coldwater Creek, Inc.	313,458
60,947	[2]	Collective Brands, Inc.	753,914
79,576	[2,3]	Corinthian Colleges, Inc.	903,188
57,544		DeVRY, Inc.	3,280,008
79,520	[2]	Dick’s Sporting Goods, Inc.	2,274,272
91,582	[2]	Dollar Tree Stores, Inc.	2,893,991
29,869		Entercom Communication Corp.	316,611
Shares			Value

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
153,600		Foot Locker, Inc.	$1,943,040
50,244	[3]	Furniture Brands International, Inc.	680,806
140,900		Gentex Corp.	2,632,012
45,120	[2]	Getty Images, Inc.	1,473,168
54,600		Guess ?, Inc.	2,090,088
90,900	[2,3]	Hanesbrands, Inc.	3,183,318
48,788	[3]	Harte-Hanks	666,444
36,688	[2,3]	Hovnanian Enterprises, Inc., Class A	433,652
29,344	[2]	ITT Educational Services, Inc.	2,249,511
31,731		International Speedway Corp., Class A	1,346,029
78,700	[2,3]	Lamar Advertising Co.	3,111,798
75,068	[2,3]	Lear Corp.	2,144,693
40,156	[3]	Lee Enterprises, Inc.	310,406
31,480	[2,3]	Life Time Fitness, Inc.	1,144,298
34,300		M.D.C. Holdings, Inc.	1,494,794
31,830		Matthews International Corp., Class A	1,573,675
22,750		Media General, Inc., Class A	333,970
30,000		Modine Manufacturing Co.	527,100
53,188	[2,3]	Mohawk Industries, Inc.	4,052,394
5,080	[2]	NVR, Inc.	3,116,580
44,970	[2,3]	NetFlix, Inc.	1,438,141
110,400	[2]	O’Reilly Automotive, Inc.	3,187,248
70,700	[2]	Pacific Sunwear of California	948,087
128,276		PetSmart, Inc.	2,870,817
50,170		Phillips Van Heusen Corp.	2,117,676
45,150		Regis Corp. Minnesota	1,318,380
63,157	[2]	Rent-A-Center, Inc.	1,359,770
134,725		Ross Stores, Inc.	4,511,940
54,313		Ruby Tuesday, Inc.	462,204
42,900		Ryland Group, Inc.	1,371,942
140,699	[2,3]	Saks, Inc.	1,830,494
27,381	[2]	Scholastic Corp.	770,775
64,000	[2]	Scientific Games Holdings Corp.	1,802,240
262,000		Service Corp. International	2,910,820
Shares			Value

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
64,420	[3]	Sothebys Holdings, Inc., Class A	$1,784,434
13,950		Strayer Education, Inc.	2,590,376
33,500	[3]	Thor Industries, Inc.	1,015,720
51,000	[2]	Timberland Co., Class A	744,600
125,900	[2]	Toll Brothers, Inc.	2,850,376
58,460		Tupperware Brands Corp.	2,303,324
108,700	[2,3]	Urban Outfitters, Inc.	3,722,975
43,962	[2,3]	Valassis Communications, Inc.	624,260
44,460	[2]	Warnaco Group, Inc.	2,051,384
42,390		Wiley (John) & Sons, Inc., Class A	1,952,060
87,151		Williams-Sonoma, Inc.	2,300,786

		TOTAL	134,624,235

		Consumer Staples--3.2%
80,140		Alberto-Culver Co.	2,017,124
58,363	[2]	BJ’s Wholesale Club, Inc.	2,224,798
63,355		Church and Dwight, Inc.	3,599,831
73,170		Corn Products International, Inc.	3,393,625
56,150	[2]	Energizer Holdings, Inc.	4,439,219
58,700	[2,3]	Hansen Natural Corp.	2,077,393
68,714		Hormel Foods Corp.	2,708,019
22,549		Lancaster Colony Corp.	861,146
54,900	[2]	NBTY, Inc.	1,545,435
59,951		PepsiAmericas, Inc.	1,540,741
34,600		Ruddick Corp.	1,339,020
113,017	[2,3]	Smithfield Foods, Inc.	3,241,328
54,424		Smucker (J.M.) Co.	2,714,669
28,132		Tootsie Roll Industries, Inc.	684,461
27,237		Universal Corp.	1,748,343

		TOTAL	34,135,152

		Energy--10.2%
140,700		Arch Coal, Inc.	8,070,552
32,040	[2]	Bill Barrett Corp.	1,647,817
82,420		Cimarex Energy Co.	5,134,766
239,600	[2]	Denbury Resources, Inc.	7,322,176
Shares			Value

		COMMON STOCKS--continued[1]
		Energy--continued
52,380	[2]	Encore Aquisition Co.	$2,390,099
62,975	[2]	Exterran Holdings, Inc.	4,206,100
127,480	[2]	FMC Technologies, Inc.	8,566,656
84,698	[2]	Forest Oil Corp.	4,991,253
103,310		Frontier Oil Corp.	2,567,253
102,314		Helmerich & Payne, Inc.	5,499,377
10	[2]	National-Oilwell, Inc.	685
128,500	[2]	Newfield Exploration Co.	7,807,660
27,313		Overseas Shipholding Group, Inc.	2,055,576
152,488		Patterson-UTI Energy, Inc.	4,260,515
118,251		Pioneer Natural Resources, Inc.	6,826,630
110,832	[2,3]	Plains Exploration & Production Co.	6,902,617
164,538	[2]	Pride International, Inc.	6,984,638
102,200	[2,3]	Quicksilver Resources, Inc.	4,240,278
334,200	[2]	Southwestern Energy Co.	14,140,002
80,650	[2]	Superior Energy Services, Inc.	3,579,247
53,425		Tidewater, Inc.	3,484,379

		TOTAL	110,678,276

		Financials--15.8%
96,957		AMB Property Corp.	5,599,267
35,604	[2]	Affiliated Managers Group	3,536,901
30,450		Alexandria Real Estate Equities, Inc.	3,198,164
69,666		American Financial Group, Inc.	1,910,242
112,506	[2,3]	Americredit Corp.	1,570,584
117,514	[3]	Apollo Investment Corp.	1,901,376
125,233		Associated Banc Corp.	3,540,337
79,801		Astoria Financial Corp.	1,891,284
51,500		BRE Properties, Inc., Class A	2,469,425
48,663		Bank of Hawaii Corp.	2,668,192
154,625		Berkley, W. R. Corp.	3,972,316
108,076		Brown & Brown	2,075,059
53,000		Camden Property Trust	2,804,230
51,100		Cathay Bancorp, Inc.	871,255
40,394		City National Corp.	1,959,917
188,662		Colonial BancGroup, Inc.	1,535,709
Shares			Value

		COMMON STOCKS--continued[1]
		Financials--continued
44,340		Commerce Group, Inc.	$1,615,750
38,610		Cousins Properties, Inc.	981,080
56,990		Cullen Frost Bankers, Inc.	3,181,182
139,410		Duke Realty Corp.	3,404,392
115,112		Eaton Vance Corp.	4,213,099
36,270		Equity One, Inc.	895,869
61,457		Everest Re Group Ltd.	5,552,640
56,400	[3]	Federal Realty Investment Trust	4,633,260
204,998		Fidelity National Financial, Inc., Class A	3,277,918
91,408		First American Financial Corp.	2,998,182
25,920		First Community Bancorp	557,021
107,900		First Niagara Financial Group, Inc.	1,556,997
74,731		FirstMerit Corp.	1,533,480
93,007		Gallagher (Arthur J.) & Co.	2,285,182
109,262		HCC Insurance Holdings, Inc.	2,696,586
48,900		Hanover Insurance Group, Inc.	2,194,632
85,000		Health Care REIT, Inc.	4,118,250
55,500		Highwoods Properties, Inc.	1,944,720
35,300		Horace Mann Educators Corp.	597,276
91,042		Hospitality Properties Trust	2,925,179
69,931	[2,3]	IndyMac Bancorp, Inc.	227,276
107,800		Jefferies Group, Inc.	2,026,640
31,820		Jones Lang LaSalle, Inc.	2,469,550
87,450		Liberty Property Trust	3,063,374
70,800		Macerich Co. (The)	5,177,604
66,217		Mack-Cali Realty Corp.	2,583,787
33,700		Mercury General Corp.	1,681,293
91,290		Nationwide Health Properties, Inc.	3,288,266
317,468		New York Community Bancorp, Inc.	5,927,128
219,563		Old Republic International Corp.	3,150,729
83,075		PMI Group, Inc.	467,712
39,294		Potlatch Corp.	1,760,764
70,344		Protective Life Corp.	2,998,061
79,782	[3]	Radian Group, Inc.	430,823
91,250		Raymond James Financial, Inc.	2,625,263
Shares			Value

		COMMON STOCKS--continued[1]
		Financials--continued
74,769		Rayonier, Inc.	$3,142,541
101,700		Realty Income Corp.	2,675,727
66,800		Regency Centers Corp.	4,780,876
120,702		SEI Investments Co.	2,808,736
29,888	[2,3]	SVB Financial Group	1,454,350
49,588		StanCorp Financial Group, Inc.	2,540,889
316,000	[3]	Synovus Financial Corp.	3,741,440
109,814		TCF Financial Corp.	1,910,764
132,627		UDR, Inc.	3,352,811
48,931		Unitrin, Inc.	1,856,442
82,275		Waddell & Reed Financial, Inc., Class A	2,785,832
82,231		Washington Federal, Inc.	1,957,920
52,100		Webster Financial Corp. Waterbury	1,357,205
75,200		Weingarten Realty Investors	2,774,128
28,900		WestAmerica Bancorp.	1,688,916
64,419		Wilmington Trust Corp.	2,118,097

		TOTAL	171,491,897

		Health Care--11.8%
60,715	[2,3]	Advanced Medical Optics, Inc.	1,275,015
69,300	[2]	Affymetrix, Inc.	756,063
43,425	[2]	Apria Healthcare Group, Inc.	765,149
62,125		Beckman Coulter, Inc.	4,243,137
65,990	[2]	Cephalon, Inc.	4,118,436
63,720	[2]	Cerner Corp.	2,948,324
67,169	[2]	Charles River Laboratories International, Inc.	3,899,160
93,363	[2]	Community Health Systems, Inc.	3,503,913
62,719	[2]	Covance, Inc.	5,255,225
149,526		Dentsply International, Inc.	5,812,076
57,113	[2]	Edwards Lifesciences Corp.	3,165,202
132,100	[2]	Endo Pharmaceuticals Holdings, Inc.	3,280,043
51,600	[2]	Gen-Probe, Inc.	2,908,176
243,410	[2]	Health Management Association, Class A	1,735,513
109,004	[2]	Health Net, Inc.	3,192,727
87,588	[2]	Henry Schein, Inc.	4,849,748
63,750		Hill-Rom Holdings, Inc.	1,602,037
249,780	[2,3]	Hologic, Inc.	7,291,078
Shares			Value

		COMMON STOCKS--continued[1]
		Health Care--continued
37,800	[2,3]	Intuitive Surgical, Inc.	$10,934,028
44,880	[2]	Invitrogen Corp.	4,199,422
30,690	[2]	Kindred Healthcare, Inc.	728,274
53,800	[2,3]	Kinetic Concepts, Inc.	2,133,708
56,350	[2]	LifePoint Hospitals, Inc.	1,697,262
72,954	[2]	Lincare Holdings, Inc.	1,775,700
54,400		Medicis Pharmaceutical Corp., Class A	1,120,640
313,852	[2]	Millennium Pharmaceuticals, Inc.	7,805,499
119,194		Omnicare, Inc.	2,425,598
111,232	[2]	PDL BioPharma, Inc.	1,474,936
35,362	[2]	Par Pharmaceutical Cos., Inc.	602,922
74,488		Perrigo Co.	3,053,263
101,000		Pharmaceutical Product Development, Inc.	4,183,420
52,900	[2]	Psychiatric Solutions, Inc.	1,836,159
74,500	[2]	ResMed, Inc.	3,212,440
108,457	[2]	Sepracor, Inc.	2,337,248
59,800		Steris Corp.	1,657,058
37,200	[2]	Techne Corp.	2,697,744
52,069		Universal Health Services, Inc., Class B	3,261,602
80,900	[2]	VCA Antech, Inc.	2,618,733
90,200	[2,3]	Valeant Pharmaceuticals International	1,197,856
30,169	[2]	Varian, Inc.	1,536,507
130,387	[2]	Vertex Pharmaceuticals, Inc.	3,327,476
39,900	[2]	Wellcare Health Plans, Inc.	1,746,822

		TOTAL	128,165,339

		Industrials--16.1%
89,557	[2,3]	AGCO Corp.	5,385,062
102,868		AMETEK, Inc.	4,991,155
105,950	[2,3]	AirTran Holdings, Inc.	361,289
39,300	[2]	Alaska Air Group, Inc.	844,164
40,050		Alexander and Baldwin, Inc.	2,011,712
31,400	[2]	Alliant Techsystems, Inc.	3,453,372
98,130	[2]	Avis Budget Group, Inc.	1,303,166
89,381	[2]	BE Aerospace, Inc.	3,607,417
46,950		Brinks Co. (The)	3,415,613
58,488		Carlisle Cos., Inc.	1,689,133
Shares			Value

		COMMON STOCKS--continued[1]
		Industrials--continued
67,516	[2]	ChoicePoint, Inc.	$3,264,399
42,800		Con-way, Inc.	1,979,500
67,282	[2]	Copart, Inc.	2,749,815
35,200		Corporate Executive Board Co.	1,533,664
122,220	[2]	Corrections Corp. of America	3,116,610
48,294		Crane Co.	1,977,156
39,500		DRS Technologies, Inc.	2,466,380
49,070		Deluxe Corp.	1,043,228
67,576		Donaldson Co., Inc.	2,942,259
56,306		Dun & Bradstreet Corp.	4,746,596
122,712	[3]	Fastenal Co.	5,989,573
44,626		Federal Signal Corp.	619,409
56,038		Flowserve Corp.	6,953,755
48,725		GATX Corp.	2,143,900
61,962		Graco, Inc.	2,565,846
33,425		Granite Construction, Inc.	1,146,478
45,288	[3]	HNI Corp.	985,920
82,088		Harsco Corp.	4,870,281
55,424		Hubbell, Inc., Class B	2,479,116
86,376		Hunt (J.B.) Transportation Services, Inc.	2,934,193
77,940		IDEX Corp.	2,859,619
175,464	[2,3]	Jet Blue Airways Corp.	884,339
105,580	[3]	Joy Global, Inc.	7,839,315
165,890		KBR, Inc.	4,784,268
77,000	[2]	Kansas City Southern Industries, Inc.	3,471,160
20,375		Kelly Services, Inc., Class A	453,344
74,724		Kennametal, Inc.	2,598,153
44,300	[2]	Korn/Ferry International	826,638
42,200		Lincoln Electric Holdings	3,219,860
47,700		MSC Industrial Direct Co.	2,325,852
79,000		Manpower, Inc.	5,303,270
57,332		Miller Herman, Inc.	1,337,556
27,500		Mine Safety Appliances Co.	1,022,175
42,210	[2]	Navigant Consulting, Inc.	849,265
33,182		Nordson Corp.	1,958,733
Shares			Value

		COMMON STOCKS--continued[1]
		Industrials--continued
70,800		OshKosh Truck Corp.	$2,874,480
99,326		Pentair, Inc.	3,658,177
165,112	[2]	Quanta Services, Inc.	4,382,072
156,871		Republic Services, Inc.	4,986,929
45,287		Rollins, Inc.	721,422
87,300		Roper Industries, Inc.	5,423,076
52,144		SPX Corp.	6,413,712
86,138	[2]	Stericycle, Inc.	4,598,046
37,162		Teleflex, Inc.	2,047,255
49,986	[2]	Thomas & Betts Corp.	1,872,476
91,000		Timken Co.	3,289,650
77,525		Trinity Industries, Inc.	2,356,760
79,900	[2]	URS Corp.	3,223,166
71,469	[2]	United Rentals, Inc.	1,346,476
48,060		Wabtec Corp.	2,060,813
47,006		Werner Enterprises, Inc.	914,267
57,457	[2,3]	YRC Worldwide, Inc.	933,676

		TOTAL	174,406,161

		Information Technology--13.3%
376,741	[2]	3Com Corp.	900,411
33,900	[2]	ACI Worldwide, Inc.	749,190
115,943	[2]	ADC Telecommunications, Inc.	1,625,521
287,254	[2]	Activision, Inc.	7,770,221
65,457		Acxiom Corp.	774,356
58,350		Adtran, Inc.	1,380,561
17,400	[2]	Advent Software, Inc.	693,564
76,700	[2]	Alliance Data Systems Corp.	4,403,347
175,000		Amphenol Corp., Class A	8,081,500
118,019	[2]	Arrow Electronics, Inc.	3,211,297
447,304	[2]	Atmel Corp.	1,663,971
146,245	[2]	Avnet, Inc.	3,830,157
47,375	[2]	Avocent Corp.	924,286
135,360		Broadridge Financial Solutions	2,520,403
29,800	[2]	CSG Systems International, Inc.	360,580
268,477	[2]	Cadence Design Systems, Inc.	2,988,149
64,426	[2,3]	CommScope, Inc.	3,063,456
Shares			Value

		COMMON STOCKS--continued[1]
		Information Technology--continued
83,900	[2,3]	Cree, Inc.	$2,181,400
151,388	[2]	Cypress Semiconductor Corp.	4,257,031
50,538	[2,3]	DST Systems, Inc.	3,024,194
65,444		Diebold, Inc.	2,565,405
40,290	[2]	Digital River, Inc.	1,323,527
37,906	[2]	Dycom Industries, Inc.	545,088
80,900	[2,3]	F5 Networks, Inc.	1,830,767
49,802		Fair Isaac & Co., Inc.	1,233,595
116,732	[2]	Fairchild Semiconductor International, Inc., Class A	1,522,185
142,500	[2]	Foundry Networks, Inc.	1,814,025
64,861	[2]	Gartner Group, Inc., Class A	1,486,614
76,800		Global Payments, Inc.	3,399,168
133,526		Harris Corp.	7,214,410
73,808		Henry Jack & Associates, Inc.	1,939,674
29,369		Imation Corp.	688,409
141,300	[2]	Ingram Micro, Inc., Class A	2,403,513
191,177	[2]	Integrated Device Technology, Inc.	2,043,682
68,631	[2]	International Rectifier Corp.	1,562,042
126,613		Intersil Holding Corp.	3,383,099
75,294	[2]	Kemet Corp.	306,447
122,658	[2,3]	Lam Research Corp.	5,009,353
94,295	[2]	MPS Group, Inc.	1,011,785
50,806	[2]	Macrovision Corp.	801,719
158,582	[2]	McAfee, Inc.	5,272,852
83,019	[2]	Mentor Graphics Corp.	836,001
85,810	[2]	Metavante Technologies, Inc.	2,022,542
173,520	[2]	NCR Corp.	4,273,798
53,600		National Instruments Corp.	1,576,912
73,750	[2]	NeuStar, Inc., Class A	2,028,863
104,700	[2,3]	Palm, Inc.	603,072
109,980	[2]	Parametric Technology Corp.	1,916,951
48,462		Plantronics, Inc.	1,207,188
88,431	[2]	Polycom, Inc.	1,980,854
281,551	[2]	RF Micro Devices, Inc.	948,827
39,500	[2]	SRA International, Inc.	1,037,665
65,050	[2]	Semtech Corp.	1,056,412
Shares			Value

		COMMON STOCKS--continued[1]
		Information Technology--continued
53,425	[2]	Silicon Laboratories, Inc.	$1,804,162
77,693	[2]	Sybase, Inc.	2,285,728
138,639	[2]	Synopsys, Inc.	3,203,947
54,700	[2]	Tech Data Corp.	1,838,467
130,762	[2]	Triquint Semiconductor, Inc.	861,722
95,130	[2]	ValueClick, Inc.	1,897,844
176,209	[2]	Vishay Intertechnology, Inc.	1,665,175
217,000	[2]	Western Digital Corp.	6,290,830
77,400	[2]	Wind River Systems, Inc.	637,776
64,634	[2]	Zebra Technologies Corp., Class A	2,375,300

		TOTAL	144,110,990

		Materials--7.5%
78,944		Airgas, Inc.	3,799,575
76,162		Albemarle Corp.	2,849,220
67,400		Aptargroup, Inc.	2,975,710
47,310		CF Industries Holdings, Inc.	6,325,347
63,600		Cabot Corp.	1,854,576
48,820		Carpenter Technology Corp.	2,503,490
234,677	[3]	Chemtura Corp.	1,623,965
44,130		Cleveland Cliffs, Inc.	7,078,452
114,000		Commercial Metals Corp.	3,549,960
39,726		Cytec Industries, Inc.	2,344,231
72,462		FMC Corp.	4,549,164
39,319		Ferro Corp.	691,228
105,400	[3]	Louisiana-Pacific Corp.	1,213,154
68,200		Lubrizol Corp.	3,977,424
40,905	[3]	Martin Marietta Materials	4,474,189
19,900		Minerals Technologies, Inc.	1,348,026
74,794		Olin Corp.	1,508,595
87,451		Packaging Corp. of America	1,922,173
115,369		RPM International, Inc.	2,572,729
62,700		Reliance Steel & Aluminum Co.	3,810,906
44,900		Scotts Co.	1,487,986
48,475		Sensient Technologies Corp.	1,443,101
94,823		Sonoco Products Co.	3,124,418
186,000		Steel Dynamics, Inc.	6,482,100
99,950		Temple-Inland, Inc.	1,166,417
89,790	[2]	Terra Industries, Inc.	3,399,449
Shares			Value

		COMMON STOCKS--continued[1]
		Materials--continued
94,276		Valspar Corp.	$2,072,186
67,481		Worthington Industries, Inc.	1,215,333

		TOTAL	81,363,104

		Telecommunication Services--0.5%
230,990	[2]	Cincinnati Bell, Inc.	1,071,794
66,688		Telephone and Data System, Inc.	2,554,150
36,888		Telephone and Data System, Inc.	1,337,190

		TOTAL	4,963,134

		Utilities--7.8%
75,132		AGL Resources, Inc.	2,554,488
111,413		Alliant Energy Corp.	4,196,928
133,068	[3]	Aqua America, Inc.	2,452,443
353,400	[2]	Aquila, Inc.	1,272,240
38,769		Black Hills Corp.	1,512,379
113,313		DPL, Inc.	3,153,501
71,300		Energen Corp.	4,865,512
151,560		Energy East Corp.	3,455,568
119,400		Equitable Resources, Inc.	7,924,578
81,144		Great Plains Energy, Inc.	2,080,532
78,324		Hawaiian Electric Industries, Inc.	1,930,687
44,406		Idacorp, Inc.	1,440,531
175,214		MDU Resources Group, Inc.	5,058,428
104,776		NSTAR	3,374,835
79,963		National Fuel Gas Co.	4,092,506
152,145		Northeast Utilities Co.	4,004,456
88,057		OGE Energy Corp.	2,878,583
102,032		ONEOK, Inc.	4,909,780
78,043		PNM Resources, Inc.	1,130,843
123,757		Puget Energy, Inc.	3,367,428
112,245		SCANA Corp.	4,425,820
229,448		Sierra Pacific Resources	3,127,376
71,704		Vectren Corp.	2,027,789
46,000		WGL Holdings, Inc.	1,508,800
96,126		Westar Energy, Inc.	2,229,162
114,545	[4]	Wisconsin Energy Corp.	5,436,306

		TOTAL	84,411,499

		TOTAL COMMON STOCKS (IDENTIFIED COST $859,572,175)	1,068,349,787

Shares			Value

		MUTUAL FUND--12.0%
129,795,121	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	$129,795,121

		TOTAL INVESTMENTS--110.6% (IDENTIFIED COST $989,367,296)[8]	1,198,144,908

		OTHER ASSETS AND LIABILITIES - NET--(10.6)%[9]	(114,681,199)

		TOTAL NET ASSETS--100%	$1,083,463,709

At April 30, 2008, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

2S&P MidCap 400 Index Long Futures	189	$15,877,890	June 2008	$1,103,487

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $15,877,890 at April 30, 2008, which represents 1.5% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.0%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated company.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $129,795,121 of investments in an affiliated issuer (Note 5) and $109,186,367 of securities loaned (identified cost $989,367,296)		$1,198,144,908
Cash		11,949
Income receivable		595,157
Receivable for investments sold		29,076
Receivable for shares sold		534,803

TOTAL ASSETS		1,199,315,893

Liabilities:
Payable for shares redeemed	$1,357,233
Payable for daily variation margin	18,520
Payable for Directors’/Trustees’ fees	92
Payable for shareholder services fee (Note 5)	186,867
Payable for collateral due to broker for securities loaned	114,177,650
Accrued expenses	111,822

TOTAL LIABILITIES		115,852,184

Net assets for 50,837,689 shares outstanding		$1,083,463,709

Net Assets Consist of:
Paid-in capital		$872,964,648
Net unrealized appreciation of investments and futures contracts		209,881,099
Accumulated net realized gain on investments and futures contracts		213,406
Undistributed net investment income		404,556

TOTAL NET ASSETS		$1,083,463,709

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,083,463,709 ÷ 50,837,689 shares outstanding, no par value, unlimited shares authorized		$21.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $493,137 received from an affiliated issuer (Note 5))			$6,756,347
Interest received from securities loaned			946,261

TOTAL INCOME			7,702,608

Expenses:
Management fee (Note 5)		$2,137,753
Custodian fees		34,853
Transfer and dividend disbursing agent fees and expenses		242,755
Directors’/Trustees’ fees		8,014
Auditing fees		10,541
Legal fees		10,091
Portfolio accounting fees		78,366
Shareholder services fee (Note 5)		1,171,142
Account administration fee		24,700
Share registration costs		14,319
Printing and postage		30,985
Insurance premiums		4,853
Miscellaneous		5,344

TOTAL EXPENSES		3,773,716

Waiver/reimbursement of management fee (Note 5)	$(1,134,391)

Net expenses			2,639,325

Net investment income			5,063,283

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			28,441,421
Net realized loss on futures contracts			(4,911,214)
Net change in unrealized appreciation of investments			(116,127,730)
Net change in unrealized appreciation of futures contracts			(2,079,922)

Net realized and unrealized loss on investments and futures contracts			(94,677,445)

Change in net assets resulting from operations			$(89,614,162)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,063,283	$17,790,939
Net realized gain on investments and futures contracts	23,530,207	124,172,265
Net change in unrealized appreciation/depreciation on investments and futures contracts	(118,207,652)	50,863,080

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(89,614,162)	192,826,284

Distributions to Shareholders:
Distributions from net investment income	(5,836,020)	(18,334,648)
Distributions from net realized gain on investments and futures contracts	(118,136,697)	(53,813,499)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(123,972,717)	(72,148,147)

Share Transactions:
Proceeds from sale of shares	102,676,404	232,425,596
Net asset value of shares issued to shareholders in payment of distributions declared	115,055,582	66,306,072
Cost of shares redeemed	(177,729,814)	(364,988,324)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,002,172	(66,256,656)

Change in net assets	(173,584,707)	54,421,481

Net Assets:
Beginning of period	1,257,048,416	1,202,626,935

End of period (including undistributed net investment income of $404,556 and $1,177,293, respectively)	$1,083,463,709	$1,257,048,416

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transactions costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2008, the Fund had net realized losses on futures contracts of $4,911,214.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or other short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$109,186,367	$114,177,650

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	4,890,260	9,532,339
Shares issued to shareholders in payment of distributions declared	5,506,981	2,863,373
Shares redeemed	(8,302,955)	(14,849,745)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,094,286	(2,454,033)

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $989,367,296. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $208,777,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $315,252,508 and net unrealized depreciation from investments for those securities having an excess of cost over value of $106,474,896.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund’s manager (the “Manager”). The management agreement between the Fund and Manager provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Manager voluntarily waived $1,083,735 of its fee. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadvisor”), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,137 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $3,219 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.49% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment manager fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Manager reimbursed $50,656. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income

Prime Value Obligations Fund, Institutional Shares	170,985,823	368,868,607	410,059,309	129,795,121	$129,795,121	$493,137

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$85,037,358

Sales	$97,030,704

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MID-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory and subadvisory contracts at meetings held in May 2007. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s profitability, and the Adviser’s and subadviser’s investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated’s and/or the subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s and subadviser’s investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed. With respect to the subadviser, the Board noted that it had reviewed relevant information, and initially approved the current subadvisory contract, at meetings held in August 2006, in contemplation of the impending combination of the asset management businesses of the Fund’s former subadviser with another asset management firm. The combination took place in the latter part of 2006. In connection with the Board’s present review, the subadviser had informed the Board that it was still in the process of implementing post-merger changes to relevant accounting systems, and that this is affecting its cost allocation capabilities. Consequently, the subadviser was unable to furnish profitability information for the Board’s consideration at the May 2007 meetings, but undertook to provide the 2006 profitability information with respect to the Fund for consideration at a Board meeting later in 2007.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$17.09	$17.85	$15.58	$14.06	$12.65	$8.95
Income From Investment Operations:
Net investment income	0.02	0.13 [1]	0.10 [1]	0.06 [1]	0.02	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	(2.25)	1.20	2.81	1.48	1.40	3.70

TOTAL FROM INVESTMENT OPERATIONS	(2.23)	1.33	2.91	1.54	1.42	3.74

Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.03)	(0.02)	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.22)	(1.98)	(0.61)	--	--	--

TOTAL DISTRIBUTIONS	(1.33)	(2.09)	(0.64)	(0.02)	(0.01)	(0.04)

Net Asset Value, End of Period	$13.53	$17.09	$17.85	$15.58	$14.06	$12.65

Total Return[2]	(13.27)%	8.31%	19.24%	10.95%	11.20%[3]	41.96%

Ratios to Average Net Assets:

Net expenses	0.94%[4]	0.93%	0.91%	0.91%	0.91%	0.89%

Net investment income	0.36%[4]	0.77%	0.60%	0.40%	0.16%	0.41%

Expense waiver/ reimbursement[5]	0.39%[4]	0.23%	0.29%	0.25%	0.23%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$63,126	$81,091	$88,669	$79,665	$90,937	$89,785

Portfolio turnover	5%	15%	22%	20%	27%	48%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.24% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.35	$17.19	$15.12	$13.73	$12.47	$8.85
Income From Investment Operations:
Net investment income (loss)	(0.03)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and futures contracts	(2.17)	1.16	2.71	1.45	1.34	3.65

TOTAL FROM INVESTMENT OPERATIONS	(2.20)	1.14	2.68	1.39	1.26	3.62

Less Distributions:
Distributions from net realized gain on investments and futures contracts	(1.22)	(1.98)	(0.61)	--	--	--

Net Asset Value, End of Period	$12.93	$16.35	$17.19	$15.12	$13.73	$12.47

Total Return[2]	(13.65)%	7.39%	18.23%	10.12%	10.10%[3]	40.90%

Ratios to Average Net Assets:

Net expenses	1.82%[4]	1.81%	1.72%	1.72%	1.79%	1.77%

Net investment income (loss)	(0.51)%[4]	(0.11)%	(0.20)%	(0.41)%	(0.72)%	(0.47)%

Expense waiver/ reimbursement[5]	0.29%[4]	0.13%	0.20%	0.15%	0.10%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,064	$20,968	$19,577	$14,232	$10,473	$8,643

Portfolio turnover	5%	15%	22%	20%	27%	48%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.16% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$867.30	$4.36

Class C Shares	$1,000	$863.50	$8.43

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,020.19	$4.72

Class C Shares	$1,000	$1,015.81	$9.12

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.94%

Class C Shares	1.82%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	19.4%

Information Technology	17.3%

Industrials	15.3%

Consumer Discretionary	13.3%

Health Care	12.8%

Energy	8.3%

Materials	5.7%

Consumer Staples	3.2%

Utilities	3.1%

Telecommunication Services	1.3%

Other Securities[2,3]	0.0%

Securities Lending Collateral[4]	1.6%

Derivative Contracts[3,5]	0.0%

Cash Equivalents[6]	0.1%

Other Assets and Liabilities--Net[7]	(1.4)%

TOTAL[8]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock.

3 Represents less than 0.1%.

4 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

8 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000 Index is 100%.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value

		COMMON STOCKS--99.7%[1]
		Consumer Discretionary--13.3%
1,679	[2]	1-800-FLOWERS.COM, Inc.	$14,809
3,200	[2]	99 Cents Only Stores	30,432
1,400	[2]	A.C. Moore Arts & Crafts, Inc.	9,254
2,000	[2]	AFC Enterprises, Inc.	20,700
940		AH Belo Corp., Class A	9,165
3,086		Aaron Rents, Inc.	76,841
4,550	[2]	Aeropostale, Inc.	144,644
1,531	[2]	Aftermarket Technology Co.	35,075
1,100		Ambassadors Group, Inc.	21,406
800	[2]	Ambassadors International, Inc.	4,032
2,900		American Axle & Manufacturing Holdings, Inc.	58,406
3,400		American Greetings Corp., Class A	60,860
300	[2]	American Public Education, Inc.	9,663
1,600	[2]	Amerigon, Inc.	23,488
1,700		Ameristar Casinos, Inc.	29,189
1,900		Arbitron, Inc.	90,896
629		Arctic Cat, Inc.	4,768
4,900		ArvinMeritor, Inc.	73,206
1,500		Asbury Automotive Group, Inc.	24,975
1,198	[2]	Audiovox Corp., Class A	13,082
400	[2]	Avatar Holdings, Inc.	16,344
1,000	[2]	BJ’s Restaurants, Inc.	13,940
3,600	[2]	Bally Technologies, Inc.	121,284
2,500	[2]	Beazer Homes USA, Inc.	27,675
5,400		Belo (A.H.) Corp., Series A	54,540
600	[2]	Benihana, Inc., Class A	6,228
1,800		Big 5 Sporting Goods Corp.	16,542
13,000	[2,3]	Blockbuster, Inc.	37,960
900	[2]	Blue Nile, Inc.	44,703
1,300	[2]	Bluegreen Corp.	9,139
1,600		Blyth Industries, Inc.	26,944
2,263		Bob Evans Farms, Inc.	63,522
900		Bon-Ton Stores, Inc.	7,893
1,300		Books-A-Million, Inc.	10,530
4,000	[2]	Borders Group, Inc.	25,200
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,846	[2]	Bright Horizons Family Solutions, Inc.	$87,519
888		Brookfield Homes Corp.	13,977
3,037		Brown Shoe Co., Inc.	50,657
936		Buckle, Inc.	45,471
1,000	[2]	Buffalo Wild Wings, Inc.	30,750
1,100	[2]	Build-A-Bear Workshop, Inc.	11,990
2,000	[2]	Building Materials Holding Corp.	9,320
1,600		CBRL Group, Inc.	59,104
1,550	[2]	CEC Entertainment, Inc.	57,660
3,900		CKE Restaurants, Inc.	40,911
2,900	[2]	CKX, Inc.	26,100
300		CPI Corp.	5,658
2,994	[2]	CSK Auto Corp.	35,718
581		CSS Industries, Inc.	18,168
2,500	[2,3]	Cabela’s, Inc., Class A	33,825
800	[2]	Cache, Inc.	9,808
2,000	[2]	California Pizza Kitchen, Inc.	31,180
4,500		Callaway Golf Co.	61,830
700	[2]	Capella Education Co.	45,143
1,100		Carmike Cinemas, Inc.	9,020
300	[2]	Carrols Restaurant Group, Inc.	2,415
3,800	[2]	Carter’s, Inc.	53,732
2,900	[2]	Casual Male Retail Group, Inc.	12,528
2,037		Cato Corp., Class A	35,138
5,198	[2]	Champion Enterprises, Inc.	53,643
1,700	[2]	Charlotte Russe Holdings, Inc.	26,996
7,971	[2]	Charming Shoppes, Inc.	41,130
29,700	[2,3]	Charter Communications, Inc., Class A	31,779
500		Cherokee, Inc.	14,500
1,521	[2]	Children’s Place Retail Stores, Inc.	35,363
2,200	[2]	Chipotle Mexican Grill, Inc., Class B	186,934
2,625		Christopher & Banks Corp.	31,106
585		Churchill Downs, Inc.	29,864
1,700		Cinemark Holdings, Inc.	25,177
13,960	[2]	Citadel Broadcasting Corp.	18,986
1,000	[2]	Citi Trends, Inc.	21,140
2,025	[2]	Coinstar, Inc.	64,577
4,500	[2]	Collective Brands, Inc.	55,665
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
900		Columbia Sportswear Co.	$37,764
700	[2]	Conn’s, Inc.	12,341
4,200		Cooper Tire & Rubber Co.	55,188
600	[2]	Core-Mark Holding Co., Inc.	17,196
5,900	[2]	Corinthian Colleges, Inc.	66,965
1,800	[2]	Cox Radio, Inc., Class A	20,934
1,671	[2]	Crown Media Holdings, Inc., Class A	7,620
2,418	[2]	Cumulus Media, Inc., Class A	14,266
1,000	[2]	DG Fastchannel, Inc.	18,650
1,100	[2]	DSW, Inc., Class A	16,863
4,100		DeVRY, Inc.	233,700
900	[2]	Deckers Outdoor Corp.	124,263
7,100	[2]	Denny’s Corp.	22,365
700	[2]	Dolan Media Co.	12,138
2,450	[2]	Domino’s Pizza, Inc.	32,536
1,148		Dover Downs Gaming & Entertainment, Inc.	9,276
3,168	[2]	Dress Barn, Inc.	42,641
1,200	[2]	Drew Industries, Inc.	29,268
1,700	[2]	Eddie Bauer Holdings, Inc.	6,766
2,500	[2]	Emmis Communications Corp., Class A	7,775
2,000		Entercom Communication Corp.	21,200
4,800	[2]	Entravision Communications Corp.	33,552
1,800		Ethan Allen Interiors, Inc.	49,446
4,900	[2]	Exide Corp.	71,491
100	[2]	F.A.O., Inc.	0
600	[2]	FGX International Holdings Ltd.	7,830
1,100		FTD Group, Inc.	15,125
2,800	[2]	Finish Line, Inc., Class A	18,396
400	[2]	Fisher Communications, Inc.	13,104
4,674	[2]	Fleetwood Enterprises, Inc.	16,125
3,000	[2]	Fossil, Inc.	107,370
2,703		Freds, Inc.	29,949
3,100		Furniture Brands International, Inc.	42,005
700	[2]	G-III Apparel Group Ltd.	10,325
1,500	[2]	GSI Commerce, Inc.	20,880
1,200	[2]	Gaiam, Inc.	21,120
700	[2]	Gander Mountain, CO	3,430
1,270		GateHouse Media, Inc.	6,731
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,778	[2]	Gaylord Entertainment Co.	$82,284
17,700	[2]	Gemstar-TV Guide International, Inc.	71,331
1,654	[2]	Genesco, Inc.	36,653
1,180	[2]	Global Sources Ltd.	16,390
3,000		Gray Television, Inc.	14,100
1,900	[2]	Great Wolf Resorts, Inc.	11,609
1,545		Group 1 Automotive, Inc.	41,221
2,000	[2]	Gymboree Corp.	86,440
3,900	[2]	Harris Interactive, Inc.	9,750
1,348		Haverty Furniture Cos., Inc.	12,307
7,500	[2]	Hayes Lemmerz International, Inc.	22,500
500	[2]	Heelys, Inc.	2,175
2,100	[2]	Helen of Troy Ltd.	35,511
2,137	[2]	Hibbett Sports, Inc.	39,022
700		Hooker Furniture Corp.	14,679
3,066	[2]	Hot Topic, Inc.	16,280
2,500	[2,3]	Hovnanian Enterprises, Inc., Class A	29,550
1,195		IHOP Corp.	55,735
3,760	[2]	INVESTools, Inc.	43,578
3,600	[2]	Iconix Brand Group, Inc.	57,312
2,400		Interactive Data Corp.	64,752
1,123	[2]	Isle of Capri Casinos, Inc.	7,569
2,650	[2]	J. Crew Group, Inc.	125,875
1,943	[2]	JAKKS Pacific, Inc.	45,641
4,194	[2]	Jack in the Box, Inc.	112,189
2,100		Jackson Hewitt Tax Service, Inc.	31,311
3,500	[2]	Jamba, Inc.	8,785
1,740	[2]	Jo-Ann Stores, Inc.	32,956
1,277	[2,3]	Jos A. Bank Clothiers, Inc.	31,172
3,200		Journal Communications, Inc., Class A	18,432
1,800		K-Swiss, Inc., Class A	26,370
300	[2]	K12, Inc.	7,644
669		Kenneth Cole Productions, Inc., Class A	12,878
1,600	[2]	Knology, Inc.	20,512
4,600	[2]	Krispy Kreme Doughnuts, Inc.	14,214
7,700	[2]	LKQ Corp.	167,552
3,500		La-Z Boy Chair Co.	22,295
1,600	[2]	Lakes Gaming, Inc.	7,424
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
863		Landry’s Seafood Restaurants, Inc.	$13,782
2,400	[2]	Leapfrog Enterprises, Inc.	19,944
5,110	[2]	Lear Corp.	145,993
3,100		Lee Enterprises, Inc.	23,963
800		Libbey, Inc.	11,360
2,250	[2,3]	Life Time Fitness, Inc.	81,787
800		Lifetime Brands, Inc.	6,816
1,900	[2]	Lin TV Corp., Class A	19,038
100	[2]	Lincoln Educational Services	1,168
1,100		Lithia Motors, Inc., Class A	9,900
5,000	[2]	Live Nation, Inc.	68,950
1,558	[2]	Lodgenet Entertainment	9,535
1,300	[2]	Lodgian, Inc.	12,623
900	[2]	Lululemon Athletica, Inc.	27,873
800		M/I Schottenstein Homes, Inc.	13,720
1,800	[2]	MTR Gaming Group, Inc.	11,034
3,000	[2]	Magna Entertainment Corp., Class A	1,050
1,400	[2]	Maidenform Brands, Inc.	20,860
1,517		Marcus Corp.	25,167
900		Marine Products Corp.	6,624
1,100	[2]	MarineMax, Inc.	12,540
1,496	[2]	Martha Stewart Living Omnimedia	11,833
3,400	[2]	Marvel Entertainment, Inc.	97,546
2,192		Matthews International Corp., Class A	108,372
800	[2]	McCormick & Schmick’s Seafood Restaurants, Inc.	9,624
1,300		Media General, Inc., Class A	19,084
3,900	[2]	Mediacom Communications Corp.	16,731
3,600		Mens Wearhouse, Inc.	95,868
1,700	[2,3]	Meritage Corp.	32,249
1,089	[2]	Midas, Inc.	16,912
2,221		Modine Manufacturing Co.	39,023
2,079		Monaco Coach Corp.	13,160
700	[2]	Monarch Casino & Resort, Inc.	9,268
1,350		Monro Muffler Brake, Inc.	22,275
1,500	[2]	Morgans Hotel Group Co.	20,985
800	[2]	Morningstar, Inc.	46,384
400	[2]	Mortons Restaurant Group, Inc.	3,196
1,200		Movado Group, Inc.	26,208
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,900	[2]	Multimedia Games, Inc.	$8,094
2,940		National CineMedia, Inc.	56,330
336		National Presto Industries, Inc.	18,208
2,900	[2]	NetFlix, Inc.	92,742
1,100	[2]	New York & Co.	6,985
2,700	[2]	NexCen Brands, Inc.	8,262
400	[2]	Nexstar Broadcasting Group, Inc., Class A	2,256
1,100		Noble International Ltd.	6,875
1,521		O’Charleys, Inc.	17,644
2,100	[2]	Orbitz Worldwide, Inc.	16,695
1,200	[2]	Overstock.com, Inc.	23,064
1,100		Oxford Industries, Inc.	30,569
1,810	[2]	P. F. Chang’s China Bistro, Inc.	56,164
4,700	[2]	Pacific Sunwear of California	63,027
743	[2]	Palm Harbor Homes, Inc.	6,397
1,506	[2]	Papa Johns International, Inc.	40,662
900	[2]	Peet’s Coffee & Tea, Inc.	20,907
2,756		Pep Boys-Manny Moe & Jack	24,584
750	[2]	Perry Ellis International, Inc.	17,130
1,700	[2]	PetMed Express, Inc.	19,074
6,000	[2]	Pier 1 Imports, Inc.	46,800
4,231	[2]	Pinnacle Entertainment, Inc.	65,665
1,840	[2]	Playboy Enterprises, Inc., Class B	15,382
2,400	[3]	Polaris Industries, Inc., Class A	111,720
631	[2]	Pre-Paid Legal Services, Inc.	27,600
2,100	[2]	Premier Exhibitions, Inc.	12,201
2,550	[2]	Priceline.com, Inc.	325,482
3,316		Primedia, Inc.	22,449
8,500	[2]	Quiksilver, Inc.	82,705
1,400	[2]	RC2 Corp.	25,900
2,100	[2]	RCN Corp.	24,066
5,400	[2]	Radio One, Inc.	5,400
2,000	[2]	Raser Technologies, Inc.	21,720
1,100	[2]	Red Robin Gourmet Burgers	45,188
3,000		Regis Corp. Minnesota	87,600
4,400	[2]	Rent-A-Center, Inc.	94,732
1,500	[2]	Retail Ventures, Inc.	7,695
600	[2]	Riviera Holdings Corp.	9,906
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,700		Ruby Tuesday, Inc.	$31,487
870	[2]	Russ Berrie & Co., Inc.	12,197
1,300	[2]	Ruth’s Chris Steak House, Inc.	9,555
633	[2]	Salem Communications Corp.	2,152
6,200	[2]	Sally Beauty Holdings, Inc.	37,572
776		Sauer-Danfoss, Inc.	22,403
2,100	[2]	Scholastic Corp.	59,115
3,000	[2]	Sealy Corp.	18,300
3,200	[2]	Select Comfort Corp.	9,664
600	[2]	Shoe Carnival, Inc.	8,382
2,650	[2]	Shuffle Master, Inc.	13,011
900	[2]	Shutterfly, Inc.	14,715
3,331		Sinclair Broadcast Group, Inc.	29,279
4,700	[2]	Six Flags, Inc.	8,460
1,336	[2]	Skechers USA, Inc., Class A	31,596
325		Skyline Corp.	8,944
2,000	[2]	Smith & Wesson Holding Corp.	15,000
1,800		Sonic Automotive, Inc.	36,522
4,190	[2]	Sonic Corp.	92,138
4,541		Sothebys Holdings, Inc., Class A	125,786
3,300	[2]	Source Information Management Co.	4,653
3,324	[2]	Spanish Broadcasting System, Inc.	5,485
1,950		Spartan Motors, Inc.	18,310
1,036		Speedway Motorsports, Inc.	26,977
2,725		Stage Stores, Inc.	42,891
1,208	[2]	Stamps.com, Inc.	16,562
800		Standard Motor Products, Inc.	4,864
4,100	[2,3]	Standard Pacific Corp.	20,746
1,861	[2]	Stein Mart, Inc.	9,919
1,000	[2]	Steiner Leisure Ltd.	33,090
600	[2]	Steinway Musical Instruments	17,400
1,505	[2]	Steven Madden Ltd.	28,460
6,160		Stewart Enterprises, Inc., Class A	42,073
800	[2]	Stoneridge, Inc.	11,656
1,000		Strayer Education, Inc.	185,690
1,300	[2]	Sturm Ruger & Co., Inc.	9,776
800	[2]	Sun-Times Media Group, Inc.	576
1,391		Superior Industries International, Inc.	28,251
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,600	[2,3]	Syntax-Brillian Corp.	$5,612
600	[2]	Systemax, Inc.	9,600
1,600		Talbots, Inc.	12,848
687		Tarragon Corp.	1,676
5,100		Tempur-Pedic International, Inc.	56,661
3,100	[2]	Tenneco Automotive, Inc.	79,298
3,500	[2]	Texas Roadhouse, Inc.	41,300
2,163		The Nautilus Group, Inc.	7,808
1,869	[2]	The Steak ‘n Shake Co.	14,802
3,200	[2]	Timberland Co., Class A	46,720
900	[2]	Town Sports International Holdings, Inc.	6,678
4,242		Triarc Cos., Inc., Class B	30,118
1,000	[2,3]	True Religion Apparel, Inc.	18,360
2,200	[2]	Trump Entertainment Resorts, Inc.	6,138
1,708	[2]	Tuesday Morning Corp.	9,292
4,196		Tupperware Brands Corp.	165,322
1,726	[2]	Tween Brands, Inc.	32,794
700	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	9,905
1,700	[2,3]	Under Armour, Inc., Class A	56,661
900		Unifirst Corp.	42,129
1,008	[2]	Universal Electronics, Inc.	25,906
1,600	[2]	Universal Technical Institute, Inc.	18,144
2,143	[2]	Vail Resorts, Inc.	104,643
3,300	[2]	Valassis Communications, Inc.	46,860
74		Value Line, Inc.	3,312
2,067	[2]	Valuevision International, Inc., Class A	11,555
9,400	[2]	Visteon Corp.	40,796
900	[2]	Volcom, Inc.	17,091
2,000	[2]	WCI Communities, Inc.	6,580
2,734	[2]	WMS Industries, Inc.	98,943
3,100	[2]	Warnaco Group, Inc.	143,034
1,200	[2]	West Marine, Inc.	6,000
3,700	[2]	Westwood One, Inc.	6,179
5,600	[2]	Wet Seal, Inc., Class A	19,432
400		Weyco Group, Inc.	10,924
2,024		Winnebago Industries, Inc.	32,566
3,490		Wolverine World Wide, Inc.	100,303
1,297		World Wrestling Entertainment, Inc.	22,892
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,900	[2]	Zale Corp.	$60,088
1,100	[2]	Zumiez, Inc.	23,045
1,500		bebe stores, Inc.	14,985
400	[2]	hhgregg, Inc.	4,108
900	[2]	iRobot Corp.	14,436

		TOTAL	10,673,935

		Consumer Staples--3.2%
300		Alico, Inc.	11,982
6,900	[2]	Alliance One International, Inc.	42,435
300	[2]	American Dairy, Inc.	3,480
3,600	[2]	American Oriental Bioengineering, Inc.	34,632
100		Arden Group, Inc., Class A	13,400
100	[2]	Aurora Foods, Inc.	0
800		Cal-Maine Foods, Inc.	23,640
3,454		Casey’s General Stores, Inc.	76,437
2,375	[2]	Central European Distribution Corp.	144,685
4,980	[2]	Central Garden & Pet Co., Class A	25,000
1,200	[2]	Chattem, Inc.	83,856
2,800	[2]	Chiquita Brands International	63,700
342		Coca-Cola Bottling Co.	19,569
5,500	[2]	Darling International, Inc.	83,985
1,800	[2]	Elizabeth Arden, Inc.	33,318
510		Farmer Brothers Co.	12,607
5,211		Flowers Foods, Inc.	134,913
2,100	[2]	Fresh Del Monte Produce, Inc.	66,549
1,735	[2]	Great Atlantic & Pacific Tea Co., Inc.	47,747
1,200	[2]	Green Mountain Coffee, Inc.	38,640
2,666	[2]	Hain Celestial Group, Inc.	65,797
700		Imperial Sugar Co.	11,039
990		Ingles Markets, Inc., Class A	22,592
500		Inter Parfums, Inc.	14,480
1,000		J&J Snack Foods Corp.	28,640
1,800	[2]	Jones Soda Co.	5,832
1,500		Lancaster Colony Corp.	57,285
2,195		Lance, Inc.	46,007
2,253		Longs Drug Stores Corp.	90,255
700		MGP Ingredients, Inc.	5,124
1,200		Mannatech, Inc.	7,836
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
300	[2]	Maui Land & Pineapple Co., Inc.	$9,450
900		Nash Finch Co.	32,922
720	[2]	National Beverage Corp.	5,803
3,607		Nu Skin Enterprises, Inc., Class A	64,674
2,400	[2]	Performance Food Group Co.	80,304
2,800		Pilgrim’s Pride Corp.	67,676
2,200	[2]	Prestige Brands Holdings, Inc.	19,756
800		Pricesmart, Inc.	22,840
1,767	[2]	Ralcorp Holdings, Inc.	107,858
1,500		Reddy Ice Group, Inc.	19,860
15,337	[2]	Revlon, Inc., Class A	14,724
2,764		Ruddick Corp.	106,967
1,200		Sanderson Farms, Inc.	50,004
23		Seaboard Corp.	38,640
1,500		Spartan Stores, Inc.	31,320
2,800	[2]	Spectrum Brands, Inc.	12,572
200	[2]	Synutra International, Inc.	6,640
1,100		The Anderson’s, Inc.	49,995
600	[2]	The Boston Beer Co., Inc., Class A	26,580
1,600	[2]	The Pantry, Inc.	17,360
2,595		Tootsie Roll Industries, Inc.	63,151
2,100	[2]	TreeHouse Foods, Inc.	47,607
600	[2]	USANA, Inc.	11,700
2,972	[2]	United Natural Foods, Inc.	58,846
1,888		Universal Corp.	121,191
2,189		Vector Group Ltd.	37,716
200		Village Super Market, Inc., Class A	9,418
1,249		WD 40 Co.	38,869
900		Weis Markets, Inc.	27,639
2,200	[2]	Winn-Dixie Stores, Inc.	39,006

		TOTAL	2,556,550

		Energy--8.3%
800		APCO Argentina, Inc.	19,696
1,700	[2]	ATP Oil & Gas Corp.	48,858
1,900	[2]	Allis-Chalmers Corp.	30,457
900		Alon USA Energy, Inc.	12,555
4,700	[2]	Alpha Natural Resources, Inc.	228,655
400	[2]	Approach Resources, Inc.	7,580
		COMMON STOCKS--continued[1]
		Energy--continued
2,100	[2]	Arena Resources, Inc.	$94,290
700		Arlington Tankers Ltd.	15,659
1,618		Atlas America, Inc.	112,548
1,884	[2]	Atwood Oceanics, Inc.	189,700
2,040	[2]	Aventine Renewable Energy Holdings, Inc.	8,956
4,400	[2]	BPZ Energy, Inc.	85,712
2,700	[2]	Basic Energy Services, Inc.	62,640
2,694		Berry Petroleum Co., Class A	133,407
2,100	[2]	Bill Barrett Corp.	108,003
1,100	[2]	Bois d’Arc Energy, Inc.	26,290
3,300	[2]	Brigham Exploration Co.	31,152
1,409	[2]	Bristow Group, Inc.	74,325
2,047	[2]	Bronco Drilling Co., Inc.	35,208
1,200	[2]	CVR Energy, Inc.	25,836
2,650	[2]	Cal Dive International, Inc.	32,303
1,500	[2]	Callon Petroleum Corp.	30,000
1,402		Carbo Ceramics, Inc.	66,637
1,800	[2]	Carrizo Oil & Gas, Inc.	114,282
400	[2]	Clayton Williams Energy, Inc.	25,276
700	[2]	Clean Energy Fuels Corp.	9,114
2,800	[2]	Complete Production Services, Inc.	75,628
3,046	[2]	Comstock Resources, Inc.	138,563
1,400	[2]	Concho Resources, Inc.	38,598
900	[2]	Contango Oil & Gas Co.	68,967
2,500		Crosstex Energy, Inc.	86,525
500	[2]	Dawson Geophysical Co.	36,170
700		Delek US Holdings, Inc.	7,721
4,500	[2]	Delta Petroleum Corp.	110,430
1,200		Double Hull Tankers, Inc.	12,300
1,762	[2]	Dril-Quip, Inc.	100,716
1,400	[2]	ENGlobal Corp.	14,070
4,400	[2]	EXCO Resources, Inc.	98,208
1,900	[2]	Edge Petroleum Corp.	9,918
3,600	[2]	Encore Acquisition Co.	164,268
1,900	[2]	Energy Infrastructure Acquisition Corp.	18,981
1,950	[2]	Energy Partners Ltd.	23,692
7,700	[2,3]	Evergreen Energy, Inc.	11,319
4,144	[2]	Exterran Holdings, Inc.	276,778
		COMMON STOCKS--continued[1]
		Energy--continued
3,000	[2]	FX Energy, Inc.	$14,940
800	[2]	GMX Resources, Inc.	29,072
1,900		General Maritime Corp.	49,647
2,800	[2]	GeoGlobal Resources, Inc.	6,468
600	[2]	Geokinetics, Inc.	11,388
700	[2]	Geomet, Inc.	4,725
2,400		Golar LNG Ltd.	48,144
1,200	[2]	Goodrich Petroleum Corp.	40,536
12,598	[2]	Grey Wolf, Inc.	78,989
839		Gulf Island Fabrication, Inc.	33,174
1,600	[2]	Gulfmark Offshore, Inc.	95,680
1,600	[2]	Gulfport Energy Corp.	18,544
2,700	[2]	Harvest Natural Resources, Inc.	25,623
5,650	[2]	Hercules Offshore, Inc.	148,934
1,540	[2]	Hornbeck Offshore Services, Inc.	76,800
5,464	[2]	Input/Output, Inc.	87,042
8,400	[2]	International Coal Group, Inc.	66,864
1,000		Knightbridge Tankers Ltd.	28,860
1,000		Lufkin Industries, Inc.	75,450
6,000	[2]	Mariner Energy, Inc.	165,360
1,800	[2]	Matrix Services Co.	36,198
2,900	[2,3]	McMoRan Exploration Co.	79,518
6,786	[2]	Meridian Resource Corp.	14,386
1,300	[2]	NATCO Group, Inc., Class A	65,780
1,406		NGP Capital Resources Co.	22,679
6,583	[2]	Newpark Resources, Inc.	36,141
2,000		Nordic American Tanker Shipping Ltd.	67,440
2,500	[2]	Nova Biosource Fuels, Inc.	2,850
300	[2]	OYO Geospace Corp.	14,523
3,400	[2]	Oil States International, Inc.	170,204
9,200	[2]	Oilsands Quest, Inc.	40,020
1,000	[2]	PHI, Inc.	37,570
3,300	[2,3]	Pacific Ethanol, Inc.	11,319
2,800	[2]	Parallel Petroleum Corp.	59,332
7,637	[2]	Parker Drilling Co.	61,249
2,744		Penn Virginia Corp.	144,060
3,000	[2]	PetroQuest Energy, Inc.	62,340
12,995	[2]	Petrohawk Energy Corp.	307,202
		COMMON STOCKS--continued[1]
		Energy--continued
1,000	[2]	Petroleum Development Corp.	$75,230
3,400	[2]	Pioneer Drilling Co.	55,522
2,466		RPC, Inc.	31,491
12,600	[2]	Rentech, Inc.	15,876
500	[2]	Rex Energy Corp.	10,850
3,400	[2]	Rosetta Resources, Inc.	74,086
2,200		Ship Finance International Ltd.	66,704
1,931	[2]	Stone Energy Corp.	117,675
3,700	[2]	SulphCo, Inc.	13,024
900	[2]	Superior Well Services, Inc.	21,429
2,023	[2]	Swift Energy Co.	105,479
400	[2]	T-3 Energy Services, Inc.	21,120
2,300	[2]	TXCO Resources, Inc.	29,394
800	[2]	Teekay Tankers Ltd., Class A	16,144
1,300	[2]	Toreador Resources Corp.	10,673
700	[2]	Trico Marine Services, Inc.	26,383
7,283	[2]	USEC, Inc.	33,793
800	[2]	Union Drilling, Inc.	13,528
3,800	[2]	Uranium Resources, Inc.	22,648
4,700	[2]	VAALCO Energy, Inc.	30,456
800	[2]	Venoco, Inc.	12,024
3,247	[2,3]	VeraSun Energy Corp.	20,261
2,325	[2,3]	Verenium Corp.	6,975
2,100	[2]	W-H Energy Services, Inc.	162,309
3,900	[2]	Warren Resources, Inc.	47,892
2,890	[2]	Whiting Petroleum Corp.	221,143
2,500	[2]	Willbros. Group, Inc.	90,225
2,000		World Fuel Services Corp.	49,120

		TOTAL	6,662,496

		Financials--19.4%
943		1st Source Corp.	18,690
800		ASTA Funding, Inc.	11,416
400		Abington Bancorp, Inc.	4,184
2,300		Acadia Realty Trust	58,972
4,200		Advance America Cash Advance, Inc.	37,002
2,550		Advanta Corp., Class B	22,389
700		Agree Realty Corp.	18,648
4,100		Alesco Financial, Inc.	14,145
		COMMON STOCKS--continued[1]
		Financials--continued
119	[2]	Alexander’s, Inc.	$42,400
2,140		Alexandria Real Estate Equities, Inc.	224,764
3,200	[2]	Alternative Asset Management Acquisition Corp.	29,536
2,000		AmTrust Financial Services, Inc.	31,100
1,680		Amcore Financial, Inc.	20,899
2,400		American Campus Communities, Inc.	73,272
4,000		American Equity Investment Life Holding Co.	38,600
650		American Physicians Capital, Inc.	30,127
1,260	[2]	AmericanWest Bancorp.	4,599
980		Ameris Bancorp	14,680
1,300	[2]	Amerisafe, Inc.	18,538
1,000	[2]	Ampal-American Israel Corp., Class A	6,170
1,505		Anchor Bancorp Wisconsin, Inc.	22,861
4,400		Anthracite Capital, Inc.	34,320
4,900		Anworth Mortgage Asset Corp.	32,732
8,135		Apollo Investment Corp.	131,624
1,100		Arbor Realty Trust, Inc.	18,997
6,503		Ares Capital Corp.	73,224
1,920	[2]	Argo Group International Holdings Ltd.	68,774
7,940		Ashford Hospitality Trust	45,973
6,000		Aspen Insurance Holdings Ltd.	155,940
900	[2]	Asset Acceptance Capital Corp.	10,845
1,300		Associated Estates Realty Corp.	15,730
5,300		Assured Guaranty Ltd.	134,037
1,659	[2]	BGC Partners, Inc., Class A	15,993
300		BRT Realty Trust	4,524
673		Baldwin & Lyons, Inc., Class B	15,997
478		BancFirst Corp.	20,903
1,700		Banco Latinoamericano de Exportaciones S.A., Class E	31,960
730	[2]	Bancorp, Inc., DE	8,074
3,735		Bank Mutual Corp.	41,795
900		Bank of the Ozarks, Inc.	22,455
2,800		BankAtlantic Bancorp, Inc., Class A	8,624
1,700		BankFinancial Corp.	27,268
2,200	[3]	BankUnited Financial Corp., Class A	8,646
900		Banner Corp.	19,440
2,100	[2]	Beneficial Mutual Bancorp, Inc.	21,441
600		Berkshire Hills Bancorp, Inc.	15,354
		COMMON STOCKS--continued[1]
		Financials--continued
4,790		BioMed Realty Trust, Inc.	$124,540
500		Blackrock Kelso Capital Corp.	6,155
2,500		Boston Private Financial Holdings	23,250
4,350		Brookline Bancorp, Inc.	46,980
1,500		CBRE Realty Finance, Inc.	5,820
1,172	[2]	CNA Surety Corp.	15,506
4,814		CVB Financial Corp.	55,265
1,500		Calamos Asset Management, Inc.	26,925
921		Capital City Bank Group, Inc.	24,176
700	[2]	Capital Corp. of the West	4,795
3,100		Capital Lease Funding, Inc.	25,761
200		Capital Southwest Corp.	23,788
1,000		Capital Trust, Inc.	26,750
1,000		Capitol Bancorp Ltd.	17,190
500	[2]	Cardtronics, Inc.	4,145
1,656		Cascade Bancorp	15,103
2,057		Cash America International, Inc.	83,905
200		CastlePoint Holdings Ltd.	1,840
3,458		Cathay Bancorp, Inc.	58,959
3,000		Cedar Shopping Centers, Inc.	37,500
4,000	[2]	Centennial Bank Holdings, Inc.	25,040
900		Center Financial Corp.	9,369
3,460		Centerline Holding Co.	11,799
2,091		Central Pacific Financial Corp.	38,391
1,676		Chemical Financial Corp.	40,693
2,100		Chimera Investment Corp.	29,127
5,149	[2]	Citizens Banking Corp.	42,479
2,100	[2]	Citizens, Inc., Class A	14,805
882		City Bank Lynwood, WA	15,982
1,200		City Holding Co.	49,896
500	[2]	Clayton Holdings, Inc.	2,890
600		Clifton Savings Bancorp, Inc.	6,000
1,125		CoBiz, Inc.	12,499
1,100		Cohen & Steers, Inc.	30,712
1,221		Columbia Banking Systems, Inc.	33,065
3,400		Commerce Group, Inc.	123,896
700	[2]	Community Bancorp	7,770
2,100		Community Bank System, Inc.	53,529
		COMMON STOCKS--continued[1]
		Financials--continued
1,134		Community Trust Bancorp, Inc.	$34,088
1,700		Compass Diversified Trust	20,842
1,467	[2,3]	CompuCredit Corp.	11,853
400		Consolidated Tomoka Co.	20,872
2,700		Corporate Office Properties Trust	100,710
2,624	[2]	Corus Bankshares, Inc.	19,234
2,800		Cousins Properties, Inc.	71,148
800	[2]	Cowen Group, Inc.	5,320
1,862	[2]	Crawford & Co., Class B	9,664
393	[2]	Credit Acceptance Corp.	7,565
1,500		Crystal River Capital, Inc.	12,375
11,520		DCT Industrial Trust, Inc.	115,200
600	[2]	Darwin Professional Underwriters, Inc.	14,850
3,949		Deerfield Capital Corp.	5,529
2,962		Delphi Financial Group, Inc., Class A	80,626
6,430		DiamondRock Hospitality Co.	81,982
3,860		Digital Realty Trust, Inc.	149,575
1,857		Dime Community Bancorp, Inc.	34,670
1,200	[2]	Dollar Financial Corp.	25,896
710		Donegal Group, Inc., Class A	12,063
1,400		Downey Financial Corp.	19,796
2,300		DuPont Fabros Technology, Inc.	41,400
400		EMC Insurance Group, Inc.	11,680
1,587		EastGroup Properties, Inc.	75,716
2,200		Education Realty Trust, Inc.	29,348
3,180		Employers Holdings, Inc.	60,674
1,400	[2]	Encore Capital Group, Inc.	9,380
500	[2]	Enstar Group Ltd.	54,370
600		Enterprise Financial Services Corp.	12,870
1,932		Entertainment Properties Trust	103,092
800		Epoch Holding Corp.	9,512
1,451		Equity Lifestyle Properties, Inc.	71,737
2,468		Equity One, Inc.	60,960
500		Evercore Partners, Inc., Class A	8,430
4,400		Extra Space Storage, Inc.	74,052
2,500	[2]	Ezcorp, Inc., Class A	30,350
1,028		FBL Financial Group, Inc., Class A	28,465
1,800	[2]	FBR Capital Markets Corp.	11,700
		COMMON STOCKS--continued[1]
		Financials--continued
5,696		FNB Corp. (PA)	$88,060
700	[2]	FPIC Insurance Group, Inc.	32,571
580	[2]	FX Real Estate & Entertainment, Inc.	2,790
650	[2]	Fcstone Group, Inc.	26,923
800		Federal Agricultural Mortgage Association, Class C	25,600
4,192		FelCor Lodging Trust, Inc.	52,777
1,843		Financial Federal Corp.	43,034
1,000	[2]	First Acceptance Corp.	3,110
6,100		First BanCorp	62,769
850		First Bancorp, Inc.	15,997
1,646		First Busey Corp.	32,640
1,700	[2]	First Cash Financial Services, Inc.	25,228
2,386		First Charter Corp.	72,487
5,025		First Commonwealth Financial Corp.	62,561
1,741		First Community Bancorp	37,414
768		First Community Bancshares, Inc.	25,667
2,341		First Financial Bancorp	30,714
1,344		First Financial Bankshares, Inc.	60,467
988		First Financial Corp.	31,418
972		First Financial Holdings, Inc.	23,338
3,100		First Industrial Realty Trust	93,651
1,315		First Merchants Corp.	33,625
1,000	[2]	First Mercury Financial Corp.	15,800
3,400		First Midwest Bancorp, Inc.	86,802
6,943		First Niagara Financial Group, Inc.	100,187
1,000		First Place Financial Corp.	12,500
1,700		First Potomac Realty Trust	28,883
600	[2]	First Regional Bancorp	8,910
450		First South Bancorp, Inc.	10,053
1,400		First State Bancorporation	13,020
938	[2]	FirstFed Financial Corp.	14,333
5,300		FirstMerit Corp.	108,756
3,150	[2]	Flagstar Bancorp, Inc.	19,278
700		Flagstone Reinsurance Holdings Ltd.	8,561
1,525		Flushing Financial Corp.	29,768
2,200	[2]	Franklin Bank Corp.	3,410
3,900		Franklin Street Properties Corp.	57,603
9,500	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	23,655
		COMMON STOCKS--continued[1]
		Financials--continued
2,716		Frontier Financial Corp.	$43,456
422		GAMCO Investors, Inc., Class A	19,416
4,400		GFI Group, Inc.	51,700
2,440		GMH Communities Trust	23,034
1,200		Getty Realty Holding Corp.	21,732
3,496		Glacier Bancorp, Inc.	71,948
1,200		Gladstone Capital Corp.	22,536
2,565		Glimcher Realty Trust	30,780
2,724		Gramercy Capital Corp.	51,756
700		Great Southern Bancorp, Inc.	10,556
600		Greene Bancshares, Inc.	12,018
1,200	[3]	Greenhill & Co., Inc.	78,060
900	[2]	Greenlight Capital Reinsurance Ltd.	15,768
2,300		Grubb & Ellis Co.	14,122
1,100	[2]	HFF, Inc.	6,919
100	[2]	Hallmark Financial Services, Inc.	1,083
1,806		Hancock Holding Co.	74,534
2,980		Hanmi Financial Corp.	20,830
1,054		Harleysville Group, Inc.	38,418
2,199		Harleysville National Corp.	31,798
3,300		Healthcare Realty Trust, Inc.	93,489
850		Heartland Financial USA, Inc.	19,125
3,900	[2]	Heckmann Corp.	28,782
2,600		Hercules Technology Growth Capital, Inc.	26,390
800		Heritage Commerce Corp.	14,144
2,900		Hersha Hospitality Trust	27,608
4,000	[2]	Hicks Acquisition Co. I, Inc.	36,520
3,900		Highwoods Properties, Inc.	136,656
2,496		Hilb Rogal & Hamilton Co.	72,209
3,184	[2]	Hilltop Holdings, Inc.	33,623
700		Home Bancshares, Inc.	16,261
2,315		Home Properties of New York, Inc.	121,700
2,993		Horace Mann Educators Corp.	50,642
875		Horizon Financial Corp.	10,745
5,900		IMPAC Mortgage Holdings, Inc.	6,962
3,900		IPC Holdings Ltd.	113,529
899		Iberiabank Corp.	43,332
400		Imperial Capital Bancorp, Inc.	6,028
		COMMON STOCKS--continued[1]
		Financials--continued
340		Independence Holdings Co.	$4,556
1,100		Independent Bank Corp. - Massachusetts	32,153
1,506		Independent Bank Corp. - Michigan	12,018
1,000		Infinity Property & Casualty	38,760
1,800	[2]	Information Services Group, Inc.	9,324
4,200		Inland Real Estate Corp.	67,830
1,462		Integra Bank Corp.	21,360
2,600	[2]	Interactive Brokers Group, Inc., Class A	82,082
3,510		International Bancshares Corp.	87,715
3,700	[2]	Investors Bancorp, Inc.	54,279
3,500		Investors Real Estate Trust	35,700
1,307	[2]	Irwin Financial Corp.	7,633
1,500		Jer Investors Trust, Inc.	11,550
2,000	[2]	KBW, Inc.	47,480
255		Kansas City Life Insurance Co.	12,750
500		Kayne Anderson Energy Development Co.	11,090
1,500		Kearny Financial Corp.	16,320
1,730		Kite Realty Group Trust	23,493
6,400	[2]	Knight Capital Group, Inc., Class A	119,744
1,000		Kohlberg Capital Corp.	10,040
1,500		LTC Properties, Inc.	40,845
2,720		LaSalle Hotel Properties	87,230
3,800	[2]	Labranche & Co., Inc.	24,282
5,500	[2,3]	Ladenburg Thalmann Financial Services, Inc.	10,725
1,355		Lakeland Bancorp, Inc.	20,989
900		Lakeland Financial Corp.	20,961
1,039		LandAmerica Financial Group, Inc.	29,819
4,410		Lexington Realty Trust	63,504
3,000		Luminent Mortgage Capital, Inc.	780
2,400		MB Financial, Inc.	68,880
4,400		MCG Capital Corp.	33,704
10,000		MFA Mortgage Investments, Inc.	69,900
1,900		MVC Capital, Inc.	29,564
1,139		Macatawa Bank Corp.	12,950
2,600		Maguire Properties, Inc.	41,860
1,165		MainSource Financial Group, Inc.	17,254
3,000	[2]	Marathon Acquisition Corp.	23,220
2,200	[2]	MarketAxess Holdings, Inc.	19,338
		COMMON STOCKS--continued[1]
		Financials--continued
4,000		Max Capital Group Ltd.	$93,640
1,900		Meadowbrook Insurance Group, Inc.	13,756
4,100		Medical PPTYS Trust, Inc.	49,815
3,610	[2]	Meruelo Maddux Properties, Inc.	9,097
1,681		Mid-American Apartment Communities, Inc.	88,252
1,200		Midwest Banc Holdings, Inc.	12,336
1,000		Mission West Properties, Inc.	11,890
6,600		Montpelier Re Holdings Ltd.	108,900
200		NASB Financial, Inc.	5,696
2,323		NBT Bancorp, Inc.	52,918
2,500	[2]	NRDC Acquisition Corp.	23,000
1,300	[2]	NTR Acquisition Co.	12,493
1,600		Nara Bancorp, Inc.	21,008
2,600		National Financial Partners Corp.	69,992
1,721		National Health Investors, Inc.	52,645
500		National Interstate Corp.	11,375
5,450		National Penn Bancshares, Inc.	90,960
4,886		National Retail Properties, Inc.	111,938
191		National Western Life Insurance Co., Class A	48,441
6,401		Nationwide Health Properties, Inc.	230,564
900	[2]	Navigators Group, Inc.	44,100
1,000		Nelnet, Inc., Class A	12,790
7,700		Newalliance Bancshares, Inc.	103,642
2,800		Newcastle Investment Corp.	27,692
800	[2]	Newstar Financial, Inc.	4,304
1,000	[2]	Northfield Bancorp, Inc.	10,430
4,500		Northstar Realty Finance Corp.	46,665
1,300		Northwest Bancorp, Inc.	33,540
400		Nymagic, Inc.	9,100
2,505	[2]	Ocwen Financial Corp.	12,375
1,700		Odyssey Re Holdings Corp.	60,826
4,310		Old National Bancorp	73,744
819		Old Second Bancorp, Inc.	20,090
4,800		Omega Healthcare Investors	84,000
1,391		Oriental Financial Group	26,151
600	[2]	Oritani Financial Corp.	9,102
1,576	[2]	PFF Bancorp, Inc.	5,957
966	[2]	PICO Holdings, Inc.	34,119
		COMMON STOCKS--continued[1]
		Financials--continued
2,219	[2]	PMA Capital Corp.	$20,592
1,129		PS Business Parks, Inc.	64,624
3,189		Pacific Capital Bancorp	64,992
865		Park National Corp.	65,749
1,040		Parkway Properties, Inc.	41,246
1,800		Patriot Capital Funding, Inc.	18,324
1,606		Pennantpark Investment Corp.	11,900
2,196		Pennsylvania Real Estate Investment Trust	55,295
900	[2]	Penson Worldwide, Inc.	9,792
745		Peoples Bancorp, Inc.	18,081
7,700		Phoenix Cos., Inc.	100,100
1,400	[2]	Pinnacle Financial Partners, Inc.	37,940
1,144	[2]	Piper Jaffray Cos., Inc.	42,625
3,400		Platinum Underwriters Holdings Ltd.	121,958
1,000	[2]	Portfolio Recovery Associates, Inc.	44,010
3,000		Post Properties, Inc.	110,100
2,707		Potlatch Corp.	121,301
650		Preferred Bank Los Angeles, CA	7,611
1,553		Presidential Life Corp.	26,339
2,800	[2]	Primus Guaranty Ltd.	12,488
1,300		PrivateBancorp, Inc.	44,187
2,280	[2]	ProAssurance Corp.	120,680
1,500		Prospect Energy Corp.	22,260
2,400		Prosperity Bancshares, Inc.	74,328
2,167		Provident Bankshares Corp.	27,759
4,230		Provident Financial Services, Inc.	65,269
2,872		Provident New York Bancorp	38,370
200		Pzena Investment Management, Inc., Class A	2,430
200		QC Holdings, Inc.	1,754
4,330		RAIT Investment Trust	32,908
700	[2]	RAM Holdings Ltd.	1,204
1,410		RLI Corp.	67,680
1,400		Ramco-Gershenson Properties	31,458
6,900		Realty Income Corp.	181,539
1,600	[3]	Redwood Trust, Inc.	53,264
1,300		Renasant Corp.	30,121
651		Republic Bancorp, Inc.	15,058
900		Resource America, Inc., Class A	7,839
		COMMON STOCKS--continued[1]
		Financials--continued
1,300		Resource Capital Corp.	$11,297
1,300	[2]	Riskmetrics Group, Inc.	22,945
600		Rockville Financial, Inc.	8,142
400		Roma Financial Corp.	6,208
175		Royal Bancshares of Pennsylvania	1,899
1,671		S & T Bancorp, Inc.	56,931
850		S.Y. Bancorp, Inc.	20,935
621		SCBT Financial Corp.	21,095
2,300	[2]	SVB Financial Group	111,918
1,763		SWS Group, Inc.	23,131
1,100		Safety Insurance Group, Inc.	39,490
1,000		Sanders Morris Harris Group, Inc.	8,230
1,119		Sandy Spring Bancorp, Inc.	28,534
313		Santander BanCorp	3,540
829		Saul Centers, Inc.	41,367
1,700	[2]	Seabright Insurance Holdings, Inc.	26,384
1,020		Seacoast Banking Corp. of Florida	10,720
1,409		Security Bank Corp.	10,821
3,592		Selective Insurance Group, Inc.	76,581
6,343		Senior Housing Properties Trust	151,915
400		Sierra Bancorp	8,644
2,000	[2]	Signature Bank	52,760
1,000		Simmons 1st National Corp., Class A	32,010
5,000		South Financial Group, Inc.	30,200
831		Southside Bancshares, Inc.	20,041
1,200		Southwest Bancorp, Inc.	21,120
1,455		Sovran Self Storage, Inc.	65,038
1,047		State Auto Financial Corp.	28,845
1,485		Sterling Bancorp	24,369
5,011		Sterling Bancshares, Inc.	52,064
3,461		Sterling Financial Corp. WA	42,259
1,077		Stewart Information Services Corp.	26,376
966	[2]	Stifel Financial Corp.	45,663
5,050		Strategic Hotels & Resorts, Inc.	72,770
200	[2]	Stratus Properties, Inc.	5,582
800		Suffolk Bancorp	25,904
1,035	[2]	Sun Bancorp, Inc.	11,996
1,066		Sun Communities, Inc.	20,734
		COMMON STOCKS--continued[1]
		Financials--continued
4,200		Sunstone Hotel Investors, Inc.	$78,456
550	[2]	Superior Bancorp	9,762
5,764		Susquehanna Bankshares, Inc.	114,646
2,090		Tanger Factory Outlet Centers, Inc.	84,311
400		Taylor Capital Group, Inc.	5,968
708	[2]	Tejon Ranch Co.	29,920
1,700	[2]	Texas Capital Bancshares, Inc.	31,365
1,300		Thomas Properties Group, Inc.	10,829
1,300	[2]	Thomas Weisel Partners Group, Inc.	8,567
1,500		TierOne Corp.	13,440
524		Tompkins Financial Corporation	25,346
1,500		Tower Group, Inc.	35,235
2,200	[2]	Tradestation Group, Inc.	20,526
900		TriCo Bancshares	15,309
767	[2,3]	Triad Guaranty, Inc.	1,749
5,131		Trustco Bank Corp.	44,794
3,300		Trustmark Corp.	71,874
3,150		U-Store-It Trust	38,020
900		U.S. Global Investors, Inc., Class A	11,673
6,800		UCBH Holdings, Inc.	49,504
2,100		UMB Financial Corp.	104,244
4,072		Umpqua Holdings Corp.	60,062
950		Union Bankshares Corp.	18,202
1,500	[2]	United America Indemnity Ltd., Class A	23,190
2,600		United Bankshares, Inc.	75,634
2,729		United Community Banks, Inc.	37,469
1,892		United Community Financial Corp.	15,533
1,500		United Fire & Casualty Co.	49,425
400		United Security Bancshares	5,704
800		Universal Health Realty Trust, Inc.	26,832
900		Univest Corp.	23,058
1,500		Urstadt Biddle Properties, Class A	25,305
900		Validus Holdings Ltd.	20,475
600		ViewPoint Financial Group	9,750
1,417	[2]	Virginia Commerce Bancorp, Inc.	9,988
7,700		W Holding Co., Inc.	8,085
1,000	[2]	W.P. Stewart & Co.	1,510
500		WSFS Financial Corp.	25,405
		COMMON STOCKS--continued[1]
		Financials--continued
5,700		Waddell & Reed Financial, Inc., Class A	$193,002
3,102		Washington Real Estate Investment Trust	110,214
900		Washington Trust Bancorp	21,762
400	[2]	Wauwatosa Holdings, Inc.	4,876
1,835		Wesbanco, Inc.	39,471
1,100		West Coast Bancorp	14,201
2,100		WestAmerica Bancorp.	122,724
900	[2,3]	Western Alliance Bancorp	11,493
728		Westfield Financial, Inc.	7,076
1,200		Wilshire Bancorp, Inc.	9,888
2,800		Winthrop Realty Trust	12,180
280	[2]	Winthrop Realty Trust, Rights	22
1,599		Wintrust Financial Corp.	50,720
1,200	[2]	World Acceptance Corp.	47,256
2,468		Zenith National Insurance Corp.	91,662
900	[2]	eHealth, Inc.	24,345
3,000		optionsXpress Holdings, Inc.	64,410

		TOTAL	15,581,245

		Health Care--12.8%
1,140	[2]	AMAG Pharmaceutical, Inc.	46,774
2,393	[2]	AMN Healthcare Services, Inc.	34,914
1,400	[2]	Abaxis, Inc.	35,672
2,100	[2]	Abiomed, Inc.	30,639
2,300	[2]	Acadia Pharmaceuticals, Inc.	18,400
1,000	[2]	Accuray, Inc.	7,830
1,800	[2]	Acorda Therapeutics, Inc.	37,890
500	[2]	Affymax, Inc.	7,725
4,700	[2]	Affymetrix, Inc.	51,277
700	[2]	Air Methods Corp.	28,070
3,500	[2]	Akorn, Inc.	15,750
1,894	[2]	Albany Molecular Research, Inc.	22,008
2,503	[2]	Alexion Pharmaceuticals, Inc.	176,161
1,100	[2]	Alexza Pharmaceuticals, Inc.	7,293
4,000	[2]	Align Technology, Inc.	49,120
6,900	[2]	Alkermes, Inc.	85,767
2,100	[2]	Alliance Imaging, Inc.	17,115
2,500	[2]	Allos Therapeutics, Inc.	14,100
3,821	[2]	Allscripts Healthcare Solutions, Inc.	42,642
		COMMON STOCKS--continued[1]
		Health Care--continued
2,500	[2]	Alnylam Pharmaceuticals, Inc.	$62,700
2,845	[2]	Alpharma, Inc., Class A	70,015
1,000	[2]	Altus Pharmaceuticals, Inc.	4,120
1,766	[2]	Amedisys, Inc.	91,479
900	[2]	American Dental Partners, Inc.	10,440
4,900	[2]	American Medical Systems Holdings, Inc.	69,090
3,600	[2]	Amerigroup Corp.	93,564
500	[2]	Amicus Therapeutics, Inc.	5,270
2,100	[2]	Amsurg Corp.	53,634
895		Analogic Corp.	51,543
1,500	[2]	AngioDynamics, Inc.	22,170
600	[2]	Animal Health International, Inc.	5,274
5,400	[2]	Applera Corp.	72,252
3,000	[2]	Apria Healthcare Group, Inc.	52,860
2,300	[2]	ArQule, Inc.	8,855
5,000	[2]	Arena Pharmaceuticals, Inc.	27,950
5,302	[2]	Ariad Pharmaceuticals, Inc.	15,694
2,900	[2]	Array BioPharma, Inc.	18,038
1,862	[2,3]	Arthrocare Corp.	83,902
1,100	[2]	Aspect Medical Systems, Inc.	7,348
3,800	[2]	Assisted Living Concepts, Inc., Class A	27,778
400	[2]	Athenahealth, Inc.	10,000
2,100	[2]	Auxilium Pharmaceutical, Inc.	64,575
2,300	[2]	BMP Sunstone Corp.	16,307
1,300	[2]	Bentley Pharmaceuticals, Inc.	20,020
1,300	[2]	Bio Rad Laboratories, Inc., Class A	108,355
900	[2]	Bio-Reference Laboratories, Inc.	22,662
6,494	[2]	BioMarin Pharmaceutical, Inc.	236,771
900	[2]	BioMimetic Therapeutics, Inc.	8,838
200	[2]	Biodel, Inc.	2,768
500	[2]	Bioform Medical, Inc.	2,540
3,300	[2,3]	Bionovo, Inc.	3,729
4,352	[2]	Bruker BioSciences Corp.	52,746
1,902	[2]	CONMED Corp.	48,539
4,357	[2]	CV Therapeutics, Inc.	39,867
1,100	[2]	Cadence Pharmaceuticals, Inc.	7,216
2,065	[2]	Cambrex Corp.	12,080
600	[2]	Cantel Medical Corp.	5,730
		COMMON STOCKS--continued[1]
		Health Care--continued
1,300	[2]	Capital Senior Living Corp.	$11,063
600	[2]	Caraco Pharmaceutical Laboratories, Ltd.	9,888
5,290	[2]	Cell Genesys, Inc.	20,314
3,000	[2]	Centene Corp.	55,110
3,800	[2]	Cepheid, Inc.	74,366
1,626		Chemed Corp.	55,447
800		Computer Programs & Systems, Inc.	15,216
2,000	[2]	Conceptus, Inc.	36,040
571	[2]	Corvel Corp.	18,786
2,400	[2]	Cross Country Healthcare, Inc.	28,704
1,400	[2]	Cryolife, Inc.	14,868
3,738	[2]	Cubist Pharmaceuticals, Inc.	72,368
900	[2]	Cutera, Inc.	11,970
1,698	[2]	Cyberonics, Inc.	26,828
500	[2]	Cynosure, Inc., Class A	13,010
2,800	[2]	Cypress Biosciences, Inc.	18,424
1,800	[2]	Cytokinetics, Inc.	6,210
5,200	[2,3]	Cytrex Corp.	4,420
959		Datascope Corp.	35,924
7,000	[2,3]	Dendreon Corp.	36,890
1,301	[2]	Dionex Corp.	101,764
7,100	[2]	Discovery Laboratories, Inc.	20,377
5,500	[2]	Durect Corp.	24,970
3,094	[2]	Eclipsys Corp.	64,262
600	[2]	Emergency Medical Services Corp., Class A	13,542
100	[2]	Emergent Biosolutions, Inc.	941
700	[2]	Emeritus Corp.	17,255
100		Ensign Group, Inc.	961
2,008	[2]	Enzo Biochem, Inc.	16,425
3,000	[2]	Enzon, Inc.	26,160
3,068	[2]	Ev3, Inc.	25,495
7,055	[2]	Exelixis, Inc.	53,689
61,000	[2]	Five Star Quality Care, Inc., Rights	0
1,100	[2]	GTX, Inc.	18,755
800	[2]	Genomic Health, Inc.	17,216
300	[2]	Genoptix, Inc.	8,229
2,000	[2]	Gentiva Health Services, Inc.	43,480
5,900	[2]	Genvec, Inc.	11,859
		COMMON STOCKS--continued[1]
		Health Care--continued
5,240	[2]	Geron Corp.	$24,733
1,500	[2]	Greatbatch Technologies, Inc.	27,270
1,400	[2]	HMS Holdings Corp.	36,078
1,764	[2]	Haemonetics Corp.	100,954
4,200	[2]	Halozyme Therapeutics, Inc.	20,748
600	[2]	Hansen Medical, Inc.	10,470
2,100	[2]	HealthExtras, Inc.	59,262
5,300	[2,3]	HealthSouth Corp.	104,251
3,200	[2]	Healthspring, Inc.	53,888
2,400	[2]	Healthways, Inc.	87,672
16,800	[2]	Hologic, Inc.	490,392
9,200	[2]	Human Genome Sciences, Inc.	60,260
3,100	[2]	Hythiam, Inc.	8,401
1,500	[2]	I-Flow Corp.	20,025
900	[2]	ICU Medical, Inc.	22,608
300	[2]	IPC The Hospitalist Co., Inc.	7,041
2,100	[2]	Idenix Pharmaceuticals, Inc.	13,608
3,712	[2]	Illumina, Inc.	289,128
4,752	[2]	Immucor, Inc.	128,209
5,000	[2]	Immunomedics, Inc.	12,150
5,700	[2]	Incyte Genomics, Inc.	61,845
4,600	[2]	Indevus Pharmaceuticals, Inc.	22,126
400	[2]	Insulet Corp.	7,324
1,200	[2]	Integra Lifesciences Corp.	50,844
2,048	[2]	InterMune, Inc.	32,461
1,963		Invacare Corp.	35,413
5,060	[2]	Inverness Medical Innovations, Inc.	187,220
6,178	[2]	Isis Pharmaceuticals, Inc.	72,777
3,300	[2]	Javelin Pharmaceuticals, Inc.	8,712
600	[2]	Jazz Pharmaceuticals, Inc.	5,406
2,450	[2]	KV Pharmaceutical Co., Class A	59,878
900	[2]	Kendle International, Inc.	38,421
900	[2]	Kensey Nash Corp.	26,244
3,200	[2]	Keryx Biopharmaceuticals, Inc.	1,664
1,880	[2]	Kindred Healthcare, Inc.	44,612
2,300	[2]	Kosan Biosciences, Inc.	3,818
1,350		LCA Vision, Inc.	13,648
1,000	[2]	LHC Group, Inc.	15,600
		COMMON STOCKS--continued[1]
		Health Care--continued
700		Landauer, Inc.	$37,275
2,300	[2]	LifeCell Corp.	116,794
5,400	[2]	Ligand Pharmaceuticals, Inc., Class B	21,870
2,339	[2]	Luminex Corp.	45,634
200	[2]	MAP Pharmaceuticals, Inc.	2,672
600	[2]	MWI Veterinary Supply, Inc.	20,682
2,700	[2]	Magellan Health Services, Inc.	104,193
4,900	[2,3]	Mannkind Corp.	12,740
2,200	[2]	Martek Biosciences Corp.	77,572
900	[2]	Masimo Corp.	26,235
1,600	[2]	Matria Healthcare, Inc.	40,800
1,707	[2]	Maxygen, Inc.	10,123
800	[2]	MedAssets, Inc.	12,008
700	[2]	MedCath Corp.	12,992
8,600	[2]	Medarex, Inc.	61,662
800	[2]	Medical Action Industries, Inc.	13,112
3,700	[2]	Medicines Co.	73,075
3,800		Medicis Pharmaceutical Corp., Class A	78,280
1,500		Medivation, Inc.	22,950
2,276		Mentor Corp.	66,619
2,673		Meridian Bioscience, Inc.	71,984
1,954	[2]	Merit Medical Systems, Inc.	28,743
900	[2]	Metabolix, Inc.	9,909
1,200	[2]	Micrus Endovascular Corp.	13,656
3,900	[2]	Minrad International, Inc.	9,048
300	[2]	Molecular Insight Pharmaceuticals, Inc.	2,349
900	[2]	Molina Healthcare, Inc.	22,347
1,800	[2]	Momenta Pharmaceuticals, Inc.	25,164
2,900	[2]	Myriad Genetics, Inc.	120,466
4,403	[2]	Nabi Biopharmaceuticals	17,744
300	[2]	Nanosphere, Inc.	1,998
2,300	[2]	Nastech Pharmaceutical Co.	3,151
500		National Healthcare Corp.	25,045
1,600	[2]	Natus Medical, Inc.	31,472
6,600	[2]	Nektar Therapeutics	31,812
2,600	[2]	Neurocrine Biosciences, Inc.	14,118
1,500	[2]	Neurogen Corp.	1,470
1,300	[2]	Nighthawk Radiology Holdings, Inc.	9,750
		COMMON STOCKS--continued[1]
		Health Care--continued
1,100	[2]	Northstar Neuroscience, Inc.	$1,980
1,200	[2]	Novacea, Inc.	3,492
1,701	[2]	Noven Pharmaceuticals, Inc.	15,479
2,400	[2]	NuVasive, Inc.	91,560
1,600	[2]	NxStage Medical, Inc.	9,248
3,900	[2]	OSI Pharmaceuticals, Inc.	135,135
200	[2]	Obagi Medical Products, Inc.	1,602
2,675	[2]	Odyssey Healthcare, Inc.	24,476
2,300	[2]	Omnicell, Inc.	27,646
1,000	[2]	Omrix Biopharmaceuticals, Inc.	14,850
3,770	[2]	Onyx Pharmaceuticals, Inc.	132,553
3,400	[2]	OraSure Technologies, Inc.	21,964
400	[2]	Orexigen Therapeutics, Inc.	4,248
1,100	[2]	Orthofix International NV	33,836
800	[2,3]	Osiris Therapeutics, Inc.	9,256
2,726		Owens & Minor, Inc.	123,542
4,561	[2]	PSS World Medical, Inc.	75,120
2,700	[2]	Pain Therapeutics, Inc.	18,738
1,300	[2]	Palomar Medical Technologies, Inc.	18,330
2,300	[2]	Par Pharmaceutical Cos., Inc.	39,215
3,810	[2]	Parexel International Corp.	96,774
2,000	[2]	Penwest Pharmaceuticals Co.	5,980
5,274		Perrigo Co.	216,181
1,688	[2]	PharMerica Corp.	28,747
1,300	[2]	PharmaNet Development Group, Inc.	31,018
2,700	[2]	Phase Forward, Inc.	49,680
2,000	[2]	Poniard Pharmaceuticals, Inc.	7,340
1,900	[2,3]	Pozen, Inc.	25,137
1,900	[2]	Progenics Pharmaceuticals, Inc.	25,593
840	[2]	Protalix Biotherapeutics, Inc.	2,302
900	[2]	Providence Service Corp.	25,326
3,700	[2]	Psychiatric Solutions, Inc.	128,427
2,000	[2]	Quidel Corp.	32,020
2,800	[2]	RTI Biologics, Inc.	28,392
4,312	[2]	Regeneron Pharmaceuticals, Inc.	84,601
1,199	[2]	RehabCare Group, Inc.	20,383
1,700	[2]	Res-Care, Inc.	27,693
2,556	[2]	Rigel Pharmaceuticals, Inc.	57,510
		COMMON STOCKS--continued[1]
		Health Care--continued
3,250	[2]	Salix Pharmaceuticals Ltd.	$22,815
3,100	[2]	Santarus, Inc.	8,308
3,648	[2]	Savient Pharmaceuticals, Inc.	79,672
2,400	[2]	Sciele Pharma, Inc.	46,248
3,700	[2]	Seattle Genetics, Inc.	37,592
2,400	[2]	Senomyx, Inc.	14,400
1,200	[2]	Sirona Dental Systems, Inc.	32,124
300	[2]	Sirtris Pharmaceuticals, Inc.	6,705
1,500	[2]	Skilled Healthcare Group, Inc., Class A	18,150
1,100	[2]	Somaxon Pharmaceuticals, Inc.	5,071
1,500	[2]	Sonic Innovations, Inc.	6,420
1,087	[2]	SonoSight, Inc.	34,664
2,300	[2]	Spectranetics Corp.	24,748
1,600	[2]	Stereotaxis, Inc.	10,896
4,500		Steris Corp.	124,695
100	[2]	Sucampo Pharmaceuticals, Inc., Class A	1,432
2,900	[2]	Sun Healthcare Group, Inc.	38,135
2,976	[2]	Sunrise Senior Living, Inc.	63,835
3,926	[2]	SuperGen, Inc.	11,032
1,032	[2]	SurModics, Inc.	45,893
2,400	[2]	Symmetry Medical, Inc.	33,672
4,100	[2]	Telik, Inc.	8,651
1,900	[2]	Tercica, Inc.	9,443
3,630	[2]	Thoratec Laboratories Corp.	58,044
700	[2]	TomoTherapy, Inc.	6,832
300	[2]	Trans1, Inc.	3,915
3,035	[2]	TriZetto Group, Inc.	63,887
700	[2]	Triple-S Management Corp., Class B	12,768
400	[2]	Trubion Pharmaceuticals, Inc.	2,820
1,473	[2]	United Therapeutics Corp.	124,468
3,300	[2]	Universal American Financial Corp.	35,409
6,300	[2]	Valeant Pharmaceuticals International	83,664
2,600	[2]	Vanda Pharmaceuticals, Inc.	9,178
2,060	[2]	Varian, Inc.	104,916
4,800	[2]	ViroPharma, Inc.	43,968
200	[2]	Virtual Radiologic Corp.	2,794
1,200	[2]	Vital Images, Inc.	18,120
701		Vital Signs, Inc.	36,683
		COMMON STOCKS--continued[1]
		Health Care--continued
3,900	[2]	Vivus, Inc.	$22,113
1,800	[2]	Volcano Corp.	21,294
2,284		West Pharmaceutical Services, Inc.	107,142
2,400	[2]	Wright Medical Group, Inc.	67,008
8,400	[2]	XOMA Ltd.	20,328
1,500	[2]	Xenoport, Inc.	64,170
1,388	[2]	Zoll Medical Corp.	46,331
2,500	[2]	Zymogenetics, Inc.	22,250
2,725	[2]	eResearch Technology, Inc.	33,190
2,100	[2]	inVentiv Health, Inc.	62,433

		TOTAL	10,293,467

		Industrials--15.3%
1,100	[2]	3D Systems Corp.	16,709
2,567	[2]	AAR Corp.	60,068
3,004		ABM Industries, Inc.	62,904
3,900	[2]	ABX Air, Inc.	10,452
700	[2]	AMERCO	40,201
100	[2]	AMREP Corp.	5,215
700	[2]	AZZ, Inc.	18,676
1,050		Aaon, Inc.	18,984
3,600	[2]	Acco Brands Corp.	50,112
1,300	[2]	Accuride Corp.	10,361
3,700		Actuant Corp.	125,319
2,877		Acuity Brands, Inc.	137,636
1,626		Administaff, Inc.	42,585
1,300	[2]	Advisory Board Co.	60,606
2,900	[2]	Aecom Technology Corp.	79,634
400	[2]	Aerovironment, Inc.	9,564
6,494	[2]	AirTran Holdings, Inc.	22,145
2,751	[2]	Alaska Air Group, Inc.	59,091
1,956		Albany International Corp., Class A	71,003
300	[2]	Allegiant Travel Co.	8,175
600	[2]	Altra Holdings, Inc.	9,138
3,400	[2]	American Commercial Lines, Inc.	53,788
1,200		American Ecology, Inc.	31,896
600		American Railcar Industries, Inc.	12,372
1,900	[2]	American Reprographics Co.	30,153
600		American Science & Engineering, Inc.	29,238
		COMMON STOCKS--continued[1]
		Industrials--continued
2,800	[2]	American Superconductor Corp.	$70,784
700		American Woodmark Corp.	13,209
600		Ameron, Inc.	59,280
500		Ampco-Pittsburgh Corp.	22,610
2,000		Apogee Enterprises, Inc.	44,620
3,083		Applied Industrial Technologies, Inc.	74,485
900	[2]	Argon ST, Inc.	16,569
1,484		Arkansas Best Corp.	58,588
3,000	[2]	Arrowhead Research Corp.	8,040
1,261	[2]	Astec Industries, Inc.	46,216
1,000	[2]	Atlas Air Worldwide Holdings, Inc.	60,680
900		Badger Meter, Inc.	46,863
600	[2]	Baker Michael Corp.	12,636
3,076		Baldor Electric Co.	99,662
3,156		Barnes Group, Inc.	82,308
300		Barrett Business Services, Inc.	3,600
3,300	[2]	Beacon Roofing Supply, Inc.	35,145
3,072		Belden, Inc.	103,649
2,900	[2]	Blount International, Inc.	35,873
800	[2]	BlueLinx Holdings, Inc.	4,144
1,855		Bowne & Co., Inc.	30,867
3,474		Brady (W.H.) Co.	117,942
3,400		Briggs & Stratton Corp.	51,748
2,575		Bucyrus International, Inc.	324,270
1,000	[2,3]	Builders Firstsource, Inc.	6,590
3,459	[2]	CBIZ, Inc.	30,681
751		CDI Corp.	20,427
1,100		CIRCOR International, Inc.	52,987
3,518		CLARCOR, Inc.	147,615
1,300	[2]	COMSYS IT Partners, Inc.	10,634
800	[2]	CRA International, Inc.	27,584
800		Cascade Corp.	34,600
1,609	[2]	Casella Waste Systems, Inc.	17,152
1,600	[2]	Celadon Group, Inc.	16,464
3,900	[2]	Cenveo, Inc.	40,053
1,900	[2]	Ceradyne, Inc.	74,024
900	[2]	Chart Industries, Inc.	36,576
100	[2]	China Architectural Engineering, Inc.	545
		COMMON STOCKS--continued[1]
		Industrials--continued
1,100	[2]	Clean Harbors, Inc.	$72,567
1,345	[2]	CoStar Group, Inc.	64,493
800	[2]	Coleman Cable, Inc.	9,640
1,200	[2]	Columbus McKinnon Corp.	33,972
2,900		Comfort Systems USA, Inc.	39,440
1,350	[2]	Commercial Vehicle Group, Inc.	16,268
600	[2]	Consolidated Graphics, Inc.	34,902
800	[2]	Cornell Corrections, Inc.	18,176
750		Courier Corp.	17,655
1,100		Cubic Corp.	29,821
3,064		Curtiss Wright Corp.	145,509
3,700		Deluxe Corp.	78,662
2,000		Diamond Management & Technology Consultants, Inc.	12,300
1,300	[2]	Dollar Thrifty Automotive Group	17,147
500	[2]	Duff & Phelps Corp.	9,035
700	[2]	Dynamex, Inc.	17,591
800		Dynamic Materials Corp.	37,624
1,800	[2]	Dyncorp International, Inc., Class A	32,310
1,866	[2]	ESCO Technologies, Inc.	86,881
3,100		Eagle Bulk Shipping, Inc.	91,233
1,279		Electro Rent Corp.	17,279
4,312	[2]	Emcor Group, Inc.	108,059
1,500	[2]	EnPro Industries, Inc.	54,450
1,550		Encore Wire Corp.	35,030
200	[2]	EnerNOC, Inc.	3,084
1,500	[2]	EnerSys, Inc.	35,100
2,675	[2]	Energy Conversion Devices, Inc.	87,178
2,000		Energysolutions, Inc.	43,700
1,800		Ennis Business Forms, Inc.	30,492
1,951	[2]	Esterline Technologies Corp.	108,593
6,600	[2]	Evergreen Solar, Inc.	56,694
1,100	[2]	Exponent, Inc.	37,114
2,900	[2]	ExpressJet Holdings, Inc.	8,787
3,250	[2]	FTI Consulting, Inc.	208,000
3,513		Federal Signal Corp.	48,760
500	[2]	First Advantage Corp., Class A	10,255
2,300	[2]	Flow International Corp.	23,069
4,300	[2,3]	Force Protection, Inc.	12,857
		COMMON STOCKS--continued[1]
		Industrials--continued
2,051		Forward Air Corp.	$69,919
1,340		Franklin Electronics, Inc.	51,885
800		Freightcar America, Inc.	30,720
1,100	[2,3]	Fuel Tech, Inc.	28,270
4,540	[2]	Fuelcell Energy, Inc.	40,088
1,455		G & K Services, Inc., Class A	45,876
800	[2]	Gehl Co.	12,344
3,990	[2]	GenCorp, Inc.	34,194
1,400		Genco Shipping & Trading Ltd.	94,710
2,025	[2]	Genesee & Wyoming, Inc., Class A	72,252
3,400	[2]	Geo Group, Inc.	89,930
1,100	[2]	GeoEye, Inc.	25,333
1,818		Gibraltar Industries, Inc.	18,998
1,093		Gorman Rupp Co.	38,288
7,218	[2]	GrafTech International Ltd.	141,834
2,366		Granite Construction, Inc.	81,154
900	[2]	Great Lakes Dredge & Dock Corp.	5,382
1,100		Greenbrier Cos., Inc.	25,025
1,829	[2]	Griffon Corp.	17,101
1,100	[2]	H&E Equipment Services, Inc.	14,421
600		Hardinge, Inc.	10,008
2,875		Healthcare Services Group, Inc.	43,873
4,200		Heartland Express, Inc.	64,974
1,758		Heico Corp.	90,555
1,222		Heidrick & Struggles International, Inc.	36,574
6,469	[2]	Hexcel Corp.	144,776
2,200		Horizon Lines, Inc., Class A	23,210
1,000		Houston Wire & Cable Co.	18,710
2,600	[2]	Hub Group, Inc.	84,994
1,800	[2]	Hudson Highland Group, Inc.	15,966
400	[2]	Hurco Co., Inc.	18,316
1,300	[2]	Huron Consulting Group, Inc.	54,418
600	[2]	ICT Group, Inc.	6,558
2,200	[2]	IHS, Inc., Class A	145,310
1,748	[2]	II-VI, Inc.	64,921
5,200		Ikon Office Solutions, Inc.	56,940
1,500	[2]	Innerworkings, Inc.	20,160
850	[2]	Innovative Solutions and Support, Inc.	7,863
		COMMON STOCKS--continued[1]
		Industrials--continued
1,892	[2]	Insituform Technologies, Inc., Class A	$32,013
1,200		Insteel Industries, Inc.	14,952
1,000	[2]	Integrated Electrical Services, Inc.	16,730
3,905		Interface, Inc.	50,140
1,800	[2]	Interline Brands, Inc.	34,830
12,200	[2]	Jet Blue Airways Corp.	61,488
2,300	[2]	KForce Com, Inc.	18,929
1,028	[2]	Kadant, Inc.	26,810
1,641		Kaman Corp., Class A	44,471
1,968		Kaydon Corp.	103,064
1,620		Kelly Services, Inc., Class A	36,045
1,700	[2]	Kenexa Corp.	29,733
1,796		Kimball International, Inc., Class B	18,445
3,872		Knight Transportation, Inc.	65,785
3,300		Knoll, Inc.	42,966
3,208	[2]	Korn/Ferry International	59,861
700	[2]	L.B. Foster Co.	22,470
1,800	[2]	LECG Corp.	18,702
1,275		LSI Industries, Inc.	13,974
1,000	[2]	Ladish Co., Inc.	30,060
378		Lawson Products, Inc.	9,594
1,100	[2]	Layne Christensen Co.	46,937
772		Lindsay Manufacturing Co.	80,381
800	[2]	M & F Worldwide Corp.	27,520
2,687	[2]	MOOG, Inc., Class A	115,837
700	[2]	MTC Technologies, Inc.	16,702
900	[2]	Marten Transport Ltd.	14,670
1,612		McGrath Rentcorp.	41,638
1,499	[2,3]	Medis Technologies Ltd.	12,577
900	[2]	Middleby Corp.	56,475
4,000		Miller Herman, Inc.	93,320
700	[2]	Miller Industries, Inc.	7,896
1,876		Mine Safety Appliances Co.	69,731
2,552	[2]	Mobile Mini, Inc.	54,230
2,681		Mueller Industries, Inc.	86,784
7,820		Mueller Water Products, Inc.	62,951
450		Multi-Color Corp.	9,230
414		NACCO Industries, Inc., Class A	37,219
		COMMON STOCKS--continued[1]
		Industrials--continued
1,427	[2]	NCI Building System, Inc.	$34,448
3,339	[2]	Navigant Consulting, Inc.	67,181
2,286		Nordson Corp.	134,943
1,100	[2]	NuCo2, Inc.	30,426
3,300	[2]	Odyssey Marine Exploration, Inc.	15,939
1,975	[2]	Old Dominion Freight Lines, Inc.	60,633
2,300	[2]	On Assignment, Inc.	16,169
4,062	[2]	Orbital Sciences Corp.	109,308
400	[2]	Orion Energy Systems, Inc.	4,472
200	[2]	PGT, Inc.	638
3,800	[2]	PHH Corp.	74,594
2,600		Pacer International, Inc.	48,256
700	[2]	Park-Ohio Holdings Corp.	11,676
100	[2]	Patriot Transportation Holding, Inc.	8,135
1,600	[2]	PeopleSupport, Inc.	15,824
1,800	[2]	Perini Corp.	65,124
1,100	[2]	Pike Electric Corp.	17,644
1,300	[2]	Pinnacle Airlines Corp.	10,816
900	[2]	Polypore International, Inc.	21,069
600	[2]	Powell Industries, Inc.	25,242
5,400	[2]	Power-One, Inc.	16,146
100		Preformed Line Products Co.	4,930
200	[2]	Protection One, Inc.	2,060
2,555	[2]	Quanex Building Products Corp.	43,435
1,500	[2]	RBC Bearings, Inc.	59,955
1,200	[2]	RSC Holdings, Inc.	11,088
1,200		Raven Industries, Inc.	36,768
2,298		Regal Beloit Corp.	85,233
2,200	[2]	Republic Airways Holdings, Inc.	37,092
3,300	[2]	Resources Connection, Inc.	66,693
1,894		Robbins & Myers, Inc.	75,495
3,135		Rollins, Inc.	49,941
2,250	[2]	Rush Enterprises, Inc.	36,270
701	[2]	Saia, Inc.	9,681
1,100		Schawk, Inc.	17,633
1,460	[2]	School Specialty, Inc.	42,982
2,608		Simpson Manufacturing Co., Inc.	68,825
4,200		SkyWest, Inc.	79,926
		COMMON STOCKS--continued[1]
		Industrials--continued
1,404		Smith (A.O.) Corp.	$43,440
4,265	[2]	Spherion Corp.	21,069
600	[2]	Standard Parking Corp.	12,858
1,230		Standard Register	11,660
977		Standex International Corp.	20,595
500	[2]	Stanley, Inc.	12,615
850		Sun Hydraulics Corp.	25,653
1,400	[2]	Superior Essex, Inc.	41,622
1,000		TAL International Group, Inc.	24,210
400	[2]	TBS International Ltd., Class A	16,072
1,300	[2]	Taleo Corp., Class A	25,350
4,200	[2]	Taser International, Inc.	31,332
1,100	[2]	Team, Inc.	32,703
926	[2]	Tecumseh Products Co., Class A	29,012
2,900	[2]	TeleTech Holdings, Inc.	66,497
2,352	[2]	Teledyne Technologies, Inc.	138,133
1,222		Tennant Co.	41,707
3,987	[2]	Tetra Tech, Inc.	84,245
300		Textainer Group Holdings Ltd.	5,130
1,600		Titan International, Inc.	57,008
300	[2]	Titan Machinery, Inc.	5,463
600	[2]	TransDigm Group, Inc.	22,782
2,021		Tredegar Industries, Inc.	33,023
1,029	[2]	Trex Co., Inc.	9,364
700	[2]	TriMas Corp.	4,319
1,110		Triumph Group, Inc.	65,346
3,170	[2]	TrueBlue, Inc.	40,354
1,500	[2]	TurboChef Technologies, Inc.	12,990
600		Twin Disc, Inc.	10,818
3,500		UAP Holding Corp.	136,185
1,300	[2]	Ultrapetrol Bahamas Ltd.	12,493
1,593	[2]	United Stationers, Inc.	70,235
1,238		Universal Forest Products, Inc.	42,971
400	[2]	Universal Truckload Services, Inc.	8,388
1,264		Valmont Industries, Inc.	124,453
1,400		Viad Corp.	44,044
1,366		Vicor Corp.	16,474
1,061	[2]	Volt Information Science, Inc.	14,154
		COMMON STOCKS--continued[1]
		Industrials--continued
2,272		Wabash National Corp.	$19,039
3,335		Wabtec Corp.	143,005
3,600		Walter Industries, Inc.	249,696
4,679	[2]	Waste Connections, Inc.	150,056
200		Waste Holdings, Inc.	7,550
1,366	[2]	Waste Services, Inc.	10,668
1,548		Watsco, Inc.	70,233
2,940		Watson Wyatt & Co. Holdings	172,343
2,147		Watts Industries, Inc., Class A	57,690
3,200		Werner Enterprises, Inc.	62,240
4,188		Woodward Governor Co.	147,124
100	[2]	Xerium Technologies, Inc.	169

		TOTAL	12,261,752

		Information Technology--17.3%
27,300	[2]	3Com Corp.	65,247
300	[2]	3Par, Inc.	2,412
2,441	[2]	ACI Worldwide, Inc.	53,946
2,270	[2]	ATMI, Inc.	66,829
2,000	[2]	Acacia Research - Technologies	10,640
1,300	[2]	Acme Packet, Inc.	11,895
2,051	[2]	Actel Corp.	33,800
3,900	[2]	Actuate Software Corp.	15,873
8,600	[2]	Adaptec, Inc.	23,994
3,600		Adtran, Inc.	85,176
2,500	[2]	Advanced Analogic Technologies, Inc.	17,300
2,469	[2]	Advanced Energy Industries, Inc.	34,566
1,200	[2]	Advent Software, Inc.	47,832
1,679		Agilysys, Inc.	18,402
200	[2]	Airvana, Inc.	1,292
7,400	[2]	Amkor Technology, Inc.	70,670
4,000	[2]	Anadigics, Inc.	44,640
1,080	[2]	Anaren Microwave, Inc.	14,548
2,130	[2]	Anixter International, Inc.	121,346
1,100	[2]	Ansoft Corp.	36,476
5,300	[2]	Ansys, Inc.	213,219
2,300	[2]	Applied Energetics, Inc.	4,922
4,725	[2]	Applied Micro Circuits Corp.	41,391
100	[2]	ArcSight, Inc.	769
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,579	[2]	Ariba, Inc.	$66,223
8,726	[2]	Arris Group, Inc.	70,681
8,400	[2]	Art Technology Group, Inc.	30,072
2,000	[2]	Asiainfo Holdings, Inc.	24,340
3,748	[2]	Asyst Technologies, Inc.	13,418
3,900	[2]	Atheros Communications	103,818
400	[2]	Authentec, Inc.	5,364
14,000	[2]	Avanex Corp.	12,040
2,700	[2]	Avid Technology, Inc.	56,349
3,260	[2]	Avocent Corp.	63,603
7,300	[2]	Axcelis Technologies, Inc.	39,420
800	[2]	Bankrate, Inc.	41,792
13,900	[2]	BearingPoint, Inc.	25,715
700		Bel Fuse, Inc.	18,249
4,492	[2]	Benchmark Electronics, Inc.	79,868
500	[2]	Bigband Networks, Inc.	3,680
1,222		Black Box Corp.	36,330
2,985		Blackbaud, Inc.	70,118
2,000	[2]	Blackboard, Inc.	69,080
2,300	[2]	Blue Coat Systems, Inc.	48,553
5,920	[2]	Borland Software Corp.	10,478
1,600	[2]	Bottomline Technologies, Inc.	17,040
3,510	[2]	Brightpoint, Inc.	32,152
4,732	[2]	Brooks Automation, Inc.	49,024
2,100	[2]	CACI International, Inc., Class A	105,252
3,100	[2]	CMG Information Services, Inc.	42,873
10,300	[2]	CNET, Inc.	79,825
300	[2]	CPI International, Inc.	3,435
2,000	[2]	CSG Systems International, Inc.	24,200
2,550		CTS Corp.	28,688
1,500	[2]	Cabot Microelectronics Corp.	51,075
365		Cass Information Systems, Inc.	12,308
300	[2]	Cavium Networks, Inc.	6,165
2,832	[2]	Checkpoint Systems, Inc.	73,434
2,260	[2]	Chordiant Software, Inc.	10,306
4,180	[2]	Ciber, Inc.	26,167
6,000	[2]	Cirrus Logic, Inc.	42,900
2,800	[2]	Cogent, Inc.	26,124
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,200		Cognex Corp.	$80,640
1,721		Cohu, Inc.	29,894
2,600	[2]	Commvault Systems, Inc.	31,980
200	[2]	Compellent Technologies, Inc.	2,550
1,400	[2]	Comtech Group, Inc.	18,228
1,575	[2]	Comtech Telecommunications Corp.	61,000
300	[2]	Comverge, Inc.	3,936
2,900	[2]	Concur Technologies, Inc.	96,106
35,300	[2]	Conexant Systems, Inc.	17,474
400	[2]	Constant Contact, Inc.	7,140
2,600	[2]	Cray, Inc.	16,198
6,740	[2]	Credence Systems Corp.	7,010
4,422	[2]	Cybersource Corp.	80,259
4	[2]	CycleLogic, Inc.	0
2,200	[2]	Cymer, Inc.	57,178
1,718	[2]	DSP Group, Inc.	22,557
1,200	[2]	DTS, Inc.	35,400
2,200		Daktronics, Inc.	32,538
500	[2]	Data Domain, Inc.	10,875
2,400	[2]	DealerTrack Holdings, Inc.	46,176
400	[2]	Deltek, Inc.	4,912
900	[2]	Dice Holdings, Inc.	6,138
1,600	[2]	Digi International, Inc.	13,184
2,600	[2]	Digital River, Inc.	85,410
2,212	[2]	Diodes, Inc.	59,812
2,400	[2]	Ditech Networks, Inc.	6,840
1,400	[2]	DivX, Inc.	10,472
700	[2]	Double-Take Software, Inc.	10,416
2,800	[2]	Dycom Industries, Inc.	40,264
1,000	[2]	EMS Technologies, Inc.	25,860
1,950	[2]	EPIQ Systems, Inc.	30,108
600	[2]	Eagle Test Systems, Inc.	7,242
7,800	[2]	EarthLink Network, Inc.	71,214
2,000	[2]	Echelon Corp.	22,520
2,239	[2]	Electro Scientific Industries, Inc.	36,742
3,900	[2]	Electronics for Imaging, Inc.	56,238
5,800	[2]	Emulex Corp.	75,922
7,926	[2]	Entegris, Inc.	59,762
		COMMON STOCKS--continued[1]
		Information Technology--continued
200	[2]	Entropic Communications, Inc.	$856
4,000	[2]	Epicor Software Corp.	32,000
2,500	[2]	Equinix, Inc.	226,050
3,150	[2]	Euronet Worldwide, Inc.	55,692
2,844	[2]	Exar Corp.	23,975
850	[2]	Excel Technology, Inc.	20,052
1,500	[2]	Exlservice Holding, Inc.	37,680
8,900	[2]	Extreme Networks, Inc.	26,967
2,431	[2]	FEI Co.	53,166
9,100	[2]	FLIR Systems, Inc.	312,403
2,273	[2]	FalconStor Software, Inc.	18,525
1,100	[2]	Faro Technologies, Inc.	38,764
17,400	[2]	Finisar Corp.	23,490
3,300	[2]	FormFactor, Inc.	63,591
1,041	[2]	Forrester Research, Inc.	30,022
9,900	[2]	Foundry Networks, Inc.	126,027
4,641	[2]	Gartner Group, Inc., Class A	106,372
1,300	[2]	Gerber Scientific, Inc.	12,051
1,700		Gevity HR, Inc.	11,594
2,700	[2]	Global Cash Access LLC	16,686
1,700	[2]	Greenfield Online, Inc.	19,397
1,400	[2]	HSW International, Inc.	5,614
6,100	[2]	Harmonic Lightwaves, Inc.	50,447
1,600	[2]	Harris Stratex Networks, Inc., Class A	15,184
1,000		Heartland Payment Systems, Inc.	21,900
5,200		Henry Jack & Associates, Inc.	136,656
1,100	[2]	Hittite Microwave Corp.	43,670
400	[2]	Hughes Communications, Inc.	21,600
1,760	[2]	Hutchinson Technology, Inc.	24,886
4,100	[2]	Hypercom Corp.	17,507
1,100	[2]	I2 Technologies, Inc.	11,550
1,600	[2]	IGATE Capital Corp.	13,008
500	[2]	IPG Photonics Corp.	8,365
1,544	[2]	IXYS Corp.	11,070
2,100		Imation Corp.	49,224
1,000		Imergent, Inc.	11,410
2,300	[2]	Immersion Corp.	25,967
1,000	[2]	Infinera Corp.	12,660
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,300	[2]	InfoSpace.com, Inc.	$27,738
2,324		InfoUSA, Inc.	13,177
6,000	[2]	Informatica Corp.	95,760
3,496	[2]	Insight Enterprises, Inc.	42,162
550	[2]	Integral Systems, Inc.	18,970
3,200	[2]	InterDigital, Inc.	64,864
800	[2]	Interactive Intelligence, Inc.	10,152
4,083	[2]	Intermec, Inc.	86,233
3,150	[2]	Internap Network Services Corp.	15,152
300	[2]	Internet Brands, Inc.	1,953
2,800	[2]	Internet Capital Group, Inc.	28,140
2,900	[2]	Intervoice, Inc.	18,183
3,225	[2]	Interwoven, Inc.	36,314
1,500	[2]	Intevac, Inc.	19,920
100	[2]	Isilon Systems, Inc.	484
2,030	[2]	Itron, Inc.	188,952
2,700	[2]	Ixia	19,143
1,793	[2]	JDA Software Group, Inc.	33,888
5,700	[2]	Kemet Corp.	23,199
800	[2]	Keynote Systems, Inc.	9,240
3,294	[2]	Kulicke & Soffa Industries	21,707
4,549	[2]	L-1 Identity Solutions, Inc.	65,551
4,831	[2]	LTX Corp.	14,010
79	[2]	Lantronix, Inc., Warrants	0
7,700	[2]	Lattice Semiconductor Corp.	26,103
8,400	[2]	Lawson Software, Inc.	67,116
900	[2]	Limelight Networks, Inc.	2,502
4,200	[2]	Lionbridge Technologies, Inc.	12,390
800	[2]	Liquidity Services, Inc.	6,520
1,664	[2]	Littelfuse, Inc.	61,169
3,300	[2]	LivePerson, Inc.	11,121
1,400	[2]	Lo-Jack Corp.	13,846
1,700	[2]	LoopNet, Inc.	19,193
700	[2]	Loral Space & Communications Ltd.	15,113
5,452	[2]	MICROS Systems Corp.	194,364
3,000	[2]	MIPS Technologies, Inc.	13,620
3,300	[2]	MKS Instruments, Inc.	75,405
6,758	[2]	MPS Group, Inc.	72,513
		COMMON STOCKS--continued[1]
		Information Technology--continued
9,890	[2]	MRV Communications, Inc.	$15,527
2,800	[2]	MSC Software Corp.	34,104
1,200		MTS Systems Corp.	41,256
3,600	[2]	Macrovision Corp.	56,808
3,000	[2]	Magma Design Automation	27,990
1,300	[2]	ManTech International Corp., Class A	62,101
1,712	[2]	Manhattan Associates, Inc.	44,529
1,700		Marchex, Inc., Class B	17,561
2,700	[2]	Mastec, Inc.	22,113
3,771	[2]	Mattson Technology, Inc.	18,289
1,279		Maximus, Inc.	48,500
900	[2]	Measurement Specialties, Inc.	14,571
6,200	[2]	Mentor Graphics Corp.	62,434
1,100	[2]	Mercadolibre, Inc.	55,638
1,747	[2]	Mercury Computer Systems, Inc.	14,011
2,686		Methode Electronics, Inc., Class A	29,116
3,800		Micrel, Inc.	37,316
637	[2]	MicroStrategy, Inc., Class A	56,521
5,208	[2]	Microsemi Corp.	127,596
3,600	[2]	Microtune, Inc.	12,708
2,689	[2,3]	Midway Games, Inc.	6,911
1,600	[2]	Monolithic Power Systems	36,640
600	[2]	Monotype Imaging Holdings, Inc.	8,790
7,900	[2]	Move, Inc.	24,885
500	[2]	Multi-Fineline Electronix, Inc.	9,450
2,400	[2]	NIC, Inc.	15,552
2,300	[2]	Ness Technologies, Inc.	20,861
2,900	[2]	Net 1 UEPS Technologies, Inc.	67,976
1,100	[2]	NetLogic Microsystems, Inc.	36,069
400	[2]	NetSuite, Inc.	7,896
500	[2]	Netezza Corp.	5,300
2,400	[2]	Netgear, Inc.	38,904
1,600	[2]	Network Equipment Technologies, Inc.	10,400
300	[2]	Neutral Tandem, Inc.	5,769
2,400	[2]	Newport Corp.	27,624
1,600	[2]	Nextwave Wireless, Inc.	10,224
2,200	[2]	Novatel Wireless, Inc.	19,624
10,252	[2]	Nuance Communications, Inc.	207,911
		COMMON STOCKS--continued[1]
		Information Technology--continued
21,445	[2]	ON Semiconductor Corp.	$160,194
1,100	[2]	OSI Systems, Inc.	26,895
3,084	[2]	Omniture, Inc.	70,377
3,700	[2]	Omnivision Technologies, Inc.	59,348
10,700	[2,3]	On2 Technologies, Inc.	9,309
2,200	[2]	Online Resources Corp.	22,242
1,000	[2]	OpNext, Inc.	5,900
4,400	[2]	OpenTV Corp.	4,972
6,733	[2]	Openwave Systems, Inc.	14,409
1,485	[2]	Oplink Communications, Inc.	14,271
1,100	[2]	Optium Corp.	8,547
1,400	[2]	Orbcomm, Inc.	8,246
400	[2]	PC Connections, Inc.	2,988
1,300	[2]	PDF Solutions, Inc.	6,214
1,800	[2]	PLX Technology, Inc.	15,534
14,600	[2]	PMC-Sierra, Inc.	113,442
400	[2]	PROS Holdings, Inc.	4,672
2,661	[2]	Packeteer, Inc.	18,760
6,878	[2,3]	Palm, Inc.	39,617
7,820	[2]	Parametric Technology Corp.	136,303
1,492		Park Electrochemical Corp.	40,433
700		Pegasystems, Inc.	7,399
1,900	[2]	Perficient, Inc.	17,442
1,784	[2]	Pericom Semiconductor Corp.	30,399
6,000	[2]	Perot Systems Corp.	93,840
2,824	[2]	Photronics, Inc.	29,934
3,300		Plantronics, Inc.	82,203
3,158	[2]	Plexus Corp.	76,076
6,100	[2]	Polycom, Inc.	136,640
8,800	[2]	Powerwave Technologies, Inc.	24,024
2,914	[2]	Progress Software Corp.	88,090
700		QAD, Inc.	5,320
1,200		Quality Systems, Inc.	38,544
14,000	[2]	Quantum Corp. - DLT & Storage Systems	24,500
4,600	[2]	Quest Software, Inc.	61,272
18,082	[2]	RF Micro Devices, Inc.	60,936
2,000	[2]	Rackable Systems, Inc.	22,000
1,549	[2]	RadiSys Corp.	14,607
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,900	[2]	Radiant Systems, Inc.	$25,631
6,400	[2]	RealNetworks, Inc.	39,424
579		Renaissance Learning, Inc.	8,141
1,400	[2]	RightNow Technologies, Inc.	16,758
600	[2]	Rimage Corp.	10,722
2,100	[2]	Rofin-Sinar Technologies, Inc.	79,968
1,216	[2]	Rogers Corp.	41,636
400	[2]	Rubicon Technology, Inc.	8,824
1,958	[2]	Rudolph Technologies, Inc.	19,893
3,800	[2]	S1 Corp.	25,688
12,420	[2]	SAIC, Inc.	235,980
1,840	[2]	SAVVIS, Inc.	26,956
900	[2]	SI International, Inc.	20,646
1,216	[2]	SPSS, Inc.	51,364
2,800	[2]	SRA International, Inc.	73,556
2,500	[2]	STEC, Inc.	22,950
6,900	[2]	Safeguard Scientifics, Inc.	11,040
5,600	[2]	Sapient Corp.	39,872
1,900	[2]	ScanSource, Inc.	47,443
1,800	[2]	SeaChange International, Inc.	12,888
3,452	[2]	Secure Computing Corp.	22,852
1,543	[2]	Semitool, Inc.	13,625
4,100	[2]	Semtech Corp.	66,584
400	[2]	Shoretel, Inc.	1,852
4,100	[2]	SiRF Technology Holdings, Inc.	24,231
2,000	[2]	Sigma Designs, Inc.	35,760
300	[2]	Silicon Graphics, Inc.	3,240
5,806	[2]	Silicon Image, Inc.	34,662
6,800	[2]	Silicon Storage Technology	20,876
10,500	[2]	Skyworks Solutions, Inc.	91,245
3,300	[2]	Smart Modular Technologies (WWH), Inc.	19,899
2,200	[2]	Smith Micro Software, Inc.	18,986
1,900	[2]	Sohu.com, Inc.	131,347
1,700	[2]	Solera Holdings, Inc.	43,877
1,800	[2]	Sonic Solutions	16,542
4,264	[2]	Sonicwall, Inc.	32,790
18,300	[2]	Sonus Networks, Inc.	73,383
200	[2]	Sourcefire, Inc.	1,370
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,700	[2]	SourceForge, Inc.	$10,203
6,100	[2]	Spansion, Inc.	20,130
1,522	[2]	Standard Microsystems Corp.	45,127
800	[2]	Starent Networks Corp.	12,656
200	[2]	StorageNetworks, Inc.	0
1,400	[2]	Stratasys, Inc.	27,216
1,000	[2]	Successfactors, Inc.	11,040
300	[2]	Super Micro Computer, Inc.	2,238
831	[2]	Supertex, Inc.	17,833
1,100	[2]	Switch & Data Facilities Co.	16,654
6,200	[2]	Sybase, Inc.	182,404
11,900	[2]	Sycamore Networks, Inc.	38,318
2,200	[2]	Sykes Enterprises, Inc.	36,564
3,600	[2]	Symmetricom, Inc.	15,444
2,301	[2]	Symyx Technologies, Inc.	17,281
1,700	[2]	Synaptics, Inc.	57,698
1,200	[2]	Synchronoss Technologies, Inc.	25,044
900	[2]	Synnex Corp.	21,492
765		Syntel, Inc.	25,329
1,434		TICC Capital Corp.	10,440
4,599	[2]	THQ, Inc.	97,867
1,700	[2]	TNS, Inc.	39,100
3,100	[2]	TTM Technologies	41,261
5,100	[2]	Take-Two Interactive Software, Inc.	133,824
400	[2]	TechTarget, Inc.	5,368
2,938		Technitrol, Inc.	61,698
1,300	[2]	Techwell, Inc.	13,650
4,200	[2]	Tekelec, Inc.	61,824
3,430	[2]	Terremark Worldwide, Inc.	20,649
3,300	[2]	Tessera Technologies, Inc.	66,792
1,900	[2]	The Knot, Inc.	22,306
1,500		TheStreet.com, Inc.	11,715
6,631	[2]	TiVo, Inc.	54,573
13,000	[2]	Tibco Software, Inc.	99,710
400	[2]	Travelzoo, Inc.	4,456
3,900	[2]	Trident Microsystems, Inc.	16,926
3,500	[2]	Triple Crown Acquisition Corp.	31,675
9,512	[2]	Triquint Semiconductor, Inc.	62,684
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,800	[2]	Tyler Technologies, Inc.	$40,516
7,200	[2]	UTStarcom, Inc.	23,400
1,800	[2]	Ultimate Software Group, Inc.	59,022
1,600	[2]	Ultra Clean Holdings, Inc.	17,104
1,843	[2]	Ultratech, Inc.	26,281
400	[2]	Unica Corp.	2,796
4,600		United Online, Inc.	49,128
1,690	[2]	Universal Display Corp.	24,995
1,900	[2]	VASCO Data Security International, Inc.	19,171
6,830	[2]	ValueClick, Inc.	136,259
2,141	[2]	Veeco Instruments, Inc.	40,315
100	[2]	Veraz Networks, Inc.	257
1,674	[2]	ViaSat, Inc.	36,995
1,910	[2]	Vignette Corp.	22,061
100	[2]	Virtusa Corp.	1,109
2,900	[2]	VistaPrint Ltd.	98,687
1,000	[2]	Vocus, Inc.	27,790
1,400	[2]	Volterra Semiconductor Corp.	21,084
3,276	[2]	Websense, Inc.	63,718
5,100	[2]	Wind River Systems, Inc.	42,024
2,700	[2]	Wright Express Corp.	89,100
2,006	[2]	X-Rite, Inc.	5,055
3,393	[2]	Zoran Corp.	44,652
1,000	[2]	Zygo Corp.	11,660
500	[2]	comScore, Inc.	9,435
3,600	[2]	iPass, Inc.	10,260
3,200	[2]	j2 Global Communications, Inc.	68,480

		TOTAL	13,877,902

		Materials--5.7%
500	[2]	AEP Industries, Inc.	14,115
1,666		AMCOL International Corp.	49,480
3,700	[2]	Abitibibowater, Inc.	36,519
1,199		American Vanguard Corp.	20,743
4,000	[2]	Apex Silver Mines Ltd.	40,200
4,700		Aptargroup, Inc.	207,505
1,693		Arch Chemicals, Inc.	57,681
1,025		Balchem Corp.	23,432
2,300	[2]	Boise, Inc.	9,614
		COMMON STOCKS--continued[1]
		Materials--continued
1,355	[2]	Brush Engineered Materials, Inc.	$42,019
2,390	[2]	Buckeye Technologies, Inc.	20,626
3,800		CF Industries Holdings, Inc.	508,060
2,751	[2]	Calgon Carbon Corp.	39,202
900		Castle (A.M.) & Co.	27,819
1,960	[2]	Century Aluminum Co.	135,808
1,429	[2]	Chesapeake Corp.	6,259
32,900	[2]	Coeur d’Alene Mines Corp.	101,003
2,100		Compass Minerals International, Inc.	132,300
692		Deltic Timber Corp.	36,503
700	[2]	Esmark, Inc.	11,683
3,001		Ferro Corp.	52,758
1,400	[2]	Flotek Industries, Inc.	26,208
3,772		Fuller (H.B.) Co.	87,058
3,800	[2]	General Moly, Inc.	34,352
600	[2]	Gentek, Inc.	18,636
2,383		Georgia Gulf Corp.	14,322
3,257		Glatfelter (P.H.) Co.	47,520
4,900	[2]	Grace (W.R.) & Co.	124,264
6,900	[2]	Graphic Packaging Holding Co.	19,320
2,268		Greif, Inc., Class A	146,513
800	[2]	Haynes International, Inc.	50,120
2,700	[2]	Headwaters, Inc.	30,861
8,200	[2]	Hecla Mining Co.	84,132
8,000		Hercules, Inc.	150,400
400	[2]	Horsehead Holding Corp.	5,608
1,200		Innophos Holdings, Inc.	21,492
1,700		Innospec, Inc.	34,663
1,000		Kaiser Aluminum Corp.	68,630
1,200		Koppers Holdings, Inc.	58,128
284		Kronos Worldwide, Inc.	8,310
1,200	[2]	LSB Industries, Inc.	18,372
1,300	[2]	Landec Corp.	10,543
2,000	[2]	Mercer International, Inc.	13,420
1,263		Minerals Technologies, Inc.	85,556
2,059		Myers Industries, Inc.	25,902
622		NL Industries, Inc.	6,892
1,100		Neenah Paper, Inc.	25,278
		COMMON STOCKS--continued[1]
		Materials--continued
1,000		Newmarket Corp.	$64,930
500	[2]	Northwest Pipe Co.	21,260
2,000	[2]	OM Group, Inc.	109,520
5,023		Olin Corp.	101,314
600		Olympic Steel, Inc.	30,720
6,642	[2]	Polyone Corp.	49,018
1,577	[2]	RTI International Metals	64,957
2,304		Rock-Tenn Co.	78,175
2,300	[2]	Rockwood Holdings, Inc.	84,893
1,700		Royal Gold, Inc.	48,093
1,500		Schnitzer Steel Industries, Inc., Class A	132,000
1,859		Schulman (A.), Inc.	39,411
893		Schweitzer-Mauduit International, Inc.	19,762
3,063		Sensient Technologies Corp.	91,186
1,800	[2]	Shengdatech, Inc.	13,896
1,700		Silgan Holdings, Inc.	90,576
1,847		Spartech Corp.	16,512
430		Stepan Co.	16,916
2,990	[2]	Stillwater Mining Co.	42,398
6,300	[2]	Terra Industries, Inc.	238,518
1,906		Texas Industries, Inc.	147,543
600		Tronox, Inc., Class A	1,920
2,000		Tronox, Inc., Class B	5,980
2,400	[2]	U.S. Concrete, Inc.	7,920
4,400	[2]	U.S. Gold Corp.	9,020
500	[2]	Universal Stainless & Alloy	19,130
500		Valhi, Inc.	13,305
3,395		Wausau-Mosinee Paper Corp.	26,277
4,300		Worthington Industries, Inc.	77,443
1,638		Zep, Inc.	24,275
1,700	[2,3]	Zoltek Cos., Inc.	45,339

		TOTAL	4,522,036

		Telecommunication Services--1.3%
3,200		Alaska Communications Systems Holdings, Inc.	35,776
400	[2]	Aruba Networks, Inc.	2,384
500		Atlantic Telephone Network, Inc.	15,565
1,400	[2]	Cbeyond Communications, Inc.	27,636
2,027	[2]	Centennial Cellular Corp., Class A	12,284
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
17,800	[2]	Cincinnati Bell, Inc.	$82,592
3,300	[2]	Cogent Communications Group, Inc.	69,333
1,450		Consolidated Communications Holdings, Inc.	20,735
6,244		FairPoint Communications, Inc.	57,507
8,550	[2]	FiberTower Corp.	12,996
4,076	[2]	General Communications, Inc., Class A	25,312
2,600	[2]	Global Crossing Ltd.	43,472
1,000	[2]	Globalstar, Inc.	3,240
100	[2]	Hungarian Telephone & Cable Corp.	1,612
7,800	[2]	ICO Global Communications Holdings Ltd.	29,094
3,100		IDT Corp., Class B	11,873
2,100		Iowa Telecommunication Services, Inc.	36,372
1,800		NTELOS Holdings Corp.	46,584
6,720	[2]	PAETEC Holding Corp.	51,811
4,400	[2]	Premiere Global Services, Inc.	63,888
800	[2]	Rural Cellular Corp.	35,552
1,500		Shenandoah Telecommunications Co.	20,340
1,000		SureWest Communications	13,910
1,700	[2]	Syniverse Holdings, Inc.	26,707
9,850	[2]	Time Warner Telecom, Inc.	193,060
1,540	[2]	USA Mobility, Inc.	10,996
1,600	[2]	Virgin Mobile USA, Inc.	6,640
3,400	[2]	Vonage Holdings Corp.	6,698
1,800	[2]	iBasis, Inc.	5,742
1,200	[2]	iPCS, Inc.	36,504

		TOTAL	1,006,215

		Utilities--3.1%
1,700		Allete, Inc.	71,009
1,179		American States Water Co.	41,289
26,599	[2]	Aquila, Inc.	95,756
3,585		Avista Corp.	73,600
2,600		Black Hills Corp.	101,426
1,104		CH Energy Group, Inc.	39,037
600	[2]	Cadiz, Inc.	11,376
1,327		California Water Service Group	51,355
600		Central VT Public Service Corp.	13,980
4,080		Cleco Corp.	97,961
900		Consolidated Water Co.	21,330
		COMMON STOCKS--continued[1]
		Utilities--continued
3,115	[2]	El Paso Electric Co.	$70,306
2,161		Empire Distribution Electric Co.	45,014
500		EnergySouth, Inc.	27,025
3,200		ITC Holdings Corp.	178,496
3,000		Idacorp, Inc.	97,320
1,497		Laclede Group, Inc.	56,617
1,542		MGE Energy, Inc.	53,646
3,000		NICOR, Inc.	105,360
2,881		New Jersey Resources Corp.	91,760
1,796		Northwest Natural Gas Co.	80,587
2,500		Northwestern Corp.	62,050
900		Ormat Technologies, Inc.	44,370
2,171		Otter Tail Corp.	80,501
5,200		PNM Resources, Inc.	75,348
5,100		Piedmont Natural Gas, Inc.	134,079
2,100		Portland General Electric Co.	50,400
1,064		SJW Corp.	31,994
1,964		South Jersey Industries, Inc.	71,706
2,878		Southwest Gas Corp.	83,088
1,971		Southwest Water Co.	21,957
1,741		UIL Holdings Corp.	54,493
2,406		UniSource Energy Corp.	75,163
3,200		WGL Holdings, Inc.	104,960
6,800		Westar Energy, Inc.	157,692

		TOTAL	2,472,051

		TOTAL COMMON STOCKS (IDENTIFIED COST $64,735,476)	79,907,649

		PREFERRED STOCK--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0

		MUTUAL FUND--1.7%
1,392,181	[4,5,6]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	1,392,181

		TOTAL INVESTMENTS--101.4% (IDENTIFIED COST $66,156,389)[7]	81,299,830

		OTHER ASSETS AND LIABILITIES - NET--(1.4)%[8]	(1,110,740)

		TOTAL NET ASSETS--100%	$80,189,090

At April 30, 2008, the Fund had the following outstanding futures contract:1

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

[2]	Russell 2000 Index Long Futures	1	$358,750	June 2008	$2,371

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $358,750 at April 30, 2008, which represents 0.5% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000 Index is 100%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 7-Day net yield.

6 All or a portion of this security is held as collateral for securities lending.

7 Also represents cost for federal tax purposes.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $1,392,181 in an affiliated issuer (Note 5) and $1,129,021 of securities loaned (identified cost $66,156,389)		$81,299,830
Cash		3,557
Restricted cash		120,000
Income receivable		42,149
Receivable for investments sold		171,691
Receivable for shares sold		81,561
Prepaid expenses		1,823

TOTAL ASSETS		81,720,611

Liabilities:
Payable for investments purchased	$169,711
Payable for shares redeemed	51,642
Payable for collateral due to broker for securities loaned	1,279,506
Payable for distribution services fee (Note 5)	10,380
Payable for shareholder services fee (Note 5)	19,332
Payable for daily variation margin	950

TOTAL LIABILITIES		1,531,521

Net assets for 5,986,773 shares outstanding		$80,189,090

Net Assets Consist of:
Paid-in capital		$65,088,452
Net unrealized appreciation of investments and futures contracts		15,145,812
Accumulated net realized loss on investments and futures contracts		(78,240)
Undistributed net investment income		33,066

TOTAL NET ASSETS		$80,189,090

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($63,125,514 ÷ 4,666,951 shares outstanding), no par value, unlimited shares authorized		$13.53

Class C Shares:
Net asset value per share ($17,063,576 ÷ 1,319,822 shares outstanding), no par value, unlimited shares authorized		$12.93

Offering price per share		$12.93

Redemption proceeds per share (99.00/100 of $12.93)[1]		$12.80

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $8,487 received from an affiliated issuer and net of foreign taxes withheld of $169)			$487,661
Interest (including income on securities loaned of $53,919)			60,577

TOTAL INCOME			548,238

Expenses:
Management fee (Note 5)		$210,347
Custodian fees		41,293
Transfer and dividend disbursing agent fees and expenses		68,702
Directors’/Trustees’ fees		2,727
Auditing fees		10,541
Legal fees		6,966
Portfolio accounting fees		77,052
Distribution services fee--Class C Shares (Note 5)		66,201
Shareholder services fee--Institutional Shares (Note 5)		69,854
Shareholder services fee--Class C Shares (Note 5)		21,197
Account administration fee--Institutional Shares		6,443
Share registration costs		16,215
Printing and postage		25,232
Insurance premiums		2,762
Miscellaneous		4,862

TOTAL EXPENSES		630,394

Waiver and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(119,669)
Reimbursement of shareholder services fee--Institutional Shares	(36,687)

TOTAL WAIVER AND REIMBURSEMENTS		(156,356)

Net expenses			474,038

Net investment income			74,200

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,985,832
Net realized loss on futures contracts			(123,169)
Net change in unrealized appreciation of investments			(15,357,833)
Net change in unrealized appreciation of futures contracts			(106,210)

Net realized and unrealized loss on investments and futures contracts			(13,601,380)

Change in net assets resulting from operations			$(13,527,180)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,200	$649,398
Net realized gain on investments and futures contracts	1,862,663	8,172,285
Net change in unrealized appreciation/depreciation of investments and futures contracts	(15,464,043)	(545,592)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,527,180)	8,276,091

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(539,412)	(595,280)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(5,737,090)	(9,738,172)
Class C Shares	(1,557,217)	(2,266,303)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,833,719)	(12,599,755)

Share Transactions:
Proceeds from sale of shares	10,188,185	26,432,697
Net asset value of shares issued to shareholders in payment of distributions declared	6,929,902	11,112,239
Cost of shares redeemed	(17,627,407)	(39,408,232)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(509,320)	(1,863,296)

Change in net assets	(21,870,219)	(6,186,960)

Net Assets:
Beginning of period	102,059,309	108,246,269

End of period (including undistributed net investment income of $33,066 and $498,278, respectively)	$80,189,090	$102,059,309

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, maintain exposure to the Russell 2000 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2008, the Fund had net realized losses on futures contracts of $123,169.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$1,129,021	$1,279,506

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	538,002	$7,361,546	1,155,712	$19,343,093
Shares issued to shareholders in payment of distributions declared	385,337	5,407,013	556,504	8,911,032
Shares redeemed	(1,001,810)	(13,807,267)	(1,935,134)	(32,351,239)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(78,471)	$(1,038,708)	(222,918)	$(4,097,114)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	214,917	$2,826,639	440,180	$7,089,604
Shares issued to shareholders in payment of distributions declared	114,589	1,522,889	143,588	2,201,207
Shares redeemed	(291,963)	(3,820,140)	(440,043)	(7,056,993)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	37,543	$529,388	143,725	$2,233,818

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(40,928)	$(509,320)	(79,193)	$(1,863,296)

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $66,156,389. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $15,143,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,524,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,380,794.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund’s manager (the “Manager”). The management agreement between the Fund and Manager provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Manager voluntarily waived $118,811 of its fee. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $24,452 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $634 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,413 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $36,687 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.94% and 1.82%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Manager reimbursed $858. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income

Prime Value Obligations Fund, Institutional Shares	3,724,520	4,697,158	7,029,497	1,392,181	$1,392,181	$8,487

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$4,510,689

Sales	$11,007,541

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MINI-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory and subadvisory contracts at meetings held in May 2007. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s profitability, and the Adviser’s and subadviser’s investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated’s and/or the subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s and subadviser’s investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed. With respect to the subadviser, the Board noted that it had reviewed relevant information, and initially approved the current subadvisory contract, at meetings held in August 2006, in contemplation of the impending combination of the asset management businesses of the Fund’s former subadviser with another asset management firm. The combination took place in the latter part of 2006. In connection with the Board’s present review, the subadviser had informed the Board that it was still in the process of implementing post-merger changes to relevant accounting systems, and that this is affecting its cost allocation capabilities. Consequently, the subadviser was unable to furnish profitability information for the Board’s consideration at the May 2007 meetings, but undertook to provide the 2006 profitability information with respect to the Fund for consideration at a Board meeting later in 2007.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

3052012 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008